First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Aerospace & Defense — 0.6%
13,359	National Presto Industries, Inc.	$869,003

	Air Freight & Logistics — 0.4%
100,162	Radiant Logistics, Inc. (a)	569,922

	Auto Components — 1.3%
136,801	Modine Manufacturing Co. (a)	1,770,205

	Banks — 22.4%
22,428	ACNB Corp.	673,737
46,810	Amalgamated Financial Corp.	1,055,566
37,490	Bank of Marin Bancorp	1,122,826
17,152	Bankwell Financial Group, Inc.	499,295
39,307	BCB Bancorp, Inc.	661,537
64,643	Carter Bankshares, Inc. (a)	1,040,752
27,933	Coastal Financial Corp. (a)	1,110,057
112,839	CrossFirst Bankshares, Inc. (a)	1,472,549
17,854	Esquire Financial Holdings, Inc.	670,418
31,617	Farmers & Merchants Bancorp, Inc. (b)	849,549
12,205	Fidelity D&D Bancorp, Inc.	492,472
63,199	First Bancshares (The), Inc.	1,887,754
19,396	First Business Financial Services, Inc.	626,685
28,796	First Financial Corp.	1,301,291
14,376	First Guaranty Bancshares, Inc. (b)	314,547
57,106	First of Long Island (The) Corp.	984,507
74,917	Flushing Financial Corp.	1,451,142
30,867	FVCBankcorp, Inc. (a)	591,720
159,574	Heritage Commerce Corp.	1,809,569
36,497	HomeTrust Bancshares, Inc.	806,584
55,382	Independent Bank Corp.	1,057,796
30,262	John Marshall Bancorp, Inc. (b)	743,235
48,198	Metrocity Bankshares, Inc.	946,609
58,041	Midland States Bancorp, Inc.	1,368,026
103,146	Old Second Bancorp, Inc.	1,346,055
28,080	Orrstown Financial Services, Inc.	671,674
37,915	PCSB Financial Corp. (b)	679,816
42,581	Peapack-Gladstone Financial Corp.	1,432,851
34,053	Professional Holding Corp., Class A (a)	883,335
37,248	RBB Bancorp	774,013
120,735	Republic First Bancorp, Inc. (a)	341,680
45,945	Shore Bancshares, Inc.	795,767
15,755	Unity Bancorp, Inc.	395,608
		30,859,022

	Biotechnology — 0.9%
27,954	Eagle Pharmaceuticals, Inc. (a)	738,545
301,253	Selecta Biosciences, Inc. (a) (b)	494,055
		1,232,600

	Building Products — 1.0%
51,305	Insteel Industries, Inc.	1,361,122

Shares	Description	Value
	Common Stocks (Continued)
	Capital Markets — 2.0%
70,492	Bridge Investment Group Holdings, Inc., Class A	$1,022,134
110,588	GCM Grosvenor, Inc., Class A (b)	872,539
42,253	Manning & Napier, Inc.	518,444
23,722	Silvercrest Asset Management Group, Inc., Class A (b)	387,855
		2,800,972

	Chemicals — 1.5%
67,913	FutureFuel Corp.	410,195
25,776	Intrepid Potash, Inc. (a)	1,019,956
66,142	Tredegar Corp.	624,380
		2,054,531

	Commercial Services & Supplies — 2.6%
247,929	ACCO Brands Corp.	1,214,852
67,902	Ennis, Inc.	1,366,867
27,594	VSE Corp.	976,828
		3,558,547

	Communications Equipment — 0.9%
27,903	Aviat Networks, Inc. (a)	763,984
29,787	Cambium Networks Corp. (a)	503,996
		1,267,980

	Construction & Engineering — 1.0%
26,110	Northwest Pipe Co. (a)	733,691
110,769	Tutor Perini Corp. (a)	611,445
		1,345,136

	Consumer Finance — 0.9%
25,239	Consumer Portfolio Services, Inc. (a) (b)	183,487
141,204	EZCORP, Inc., Class A (a)	1,088,683
		1,272,170

	Distributors — 0.3%
17,659	Weyco Group, Inc.	359,184

	Diversified Consumer Services — 1.5%
49,654	American Public Education, Inc. (a)	453,837
34,407	Carriage Services, Inc.	1,106,529
88,815	Universal Technical Institute, Inc. (a)	483,154
		2,043,520

	Diversified Financial Services — 1.3%
100,754	Acacia Research Corp. (a)	407,046
46,638	A-Mark Precious Metals, Inc.	1,324,053
		1,731,099

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Electrical Equipment — 2.3%
192,296	Babcock & Wilcox Enterprises, Inc. (a)	$1,226,848
7,798	Preformed Line Products Co.	554,828
88,047	Thermon Group Holdings, Inc. (a)	1,356,804
		3,138,480

	Electronic Equipment, Instruments & Components — 2.3%
27,205	Bel Fuse, Inc., Class B	686,926
65,361	Kimball Electronics, Inc. (a)	1,120,941
28,305	Richardson Electronics Ltd.	427,406
33,225	Vishay Precision Group, Inc. (a)	983,128
		3,218,401

	Entertainment — 0.8%
89,739	Reservoir Media, Inc. (a) (b)	437,927
62,145	Sciplay Corp., Class A (a)	730,825
		1,168,752

	Equity Real Estate Investment Trusts — 2.3%
109,347	City Office REIT, Inc.	1,090,189
42,397	CTO Realty Growth, Inc. (b)	794,520
79,333	Urstadt Biddle Properties, Inc., Class A	1,230,455
		3,115,164

	Food & Staples Retailing — 0.2%
21,484	Natural Grocers by Vitamin Cottage, Inc.	231,812

	Food Products — 2.1%
23,485	John B Sanfilippo & Son, Inc.	1,778,519
14,734	Seneca Foods Corp., Class A (a)	743,183
90,529	Whole Earth Brands, Inc. (a)	347,631
		2,869,333

	Health Care Equipment & Supplies — 0.9%
88,852	Co-Diagnostics, Inc. (a) (b)	285,215
34,401	Sensus Healthcare, Inc. (a)	431,045
58,591	Zynex, Inc. (b)	531,420
		1,247,680

	Hotels, Restaurants & Leisure — 4.6%
49,569	Chuy’s Holdings, Inc. (a)	1,149,009
152,370	Denny’s Corp. (a)	1,433,802
51,583	El Pollo Loco Holdings, Inc. (a)	460,120
7,406	Nathan’s Famous, Inc.	471,540
22,369	RCI Hospitality Holdings, Inc.	1,461,591
81,058	Ruth’s Hospitality Group, Inc.	1,366,638
		6,342,700

	Household Durables — 2.1%
22,376	Bassett Furniture Industries, Inc.	350,856

Shares	Description	Value
	Common Stocks (Continued)
	Household Durables (Continued)
77,325	Beazer Homes USA, Inc. (a)	$747,733
55,357	Dream Finders Homes, Inc., Class A (a) (b)	586,784
59,943	Ethan Allen Interiors, Inc.	1,267,195
		2,952,568

	Insurance — 1.2%
120,040	Citizens, Inc. (a) (b)	400,934
6,326	National Western Life Group, Inc., Class A	1,080,481
47,136	Trean Insurance Group, Inc. (a)	160,262
		1,641,677

	Internet & Direct Marketing Retail — 1.0%
35,155	Lands’ End, Inc. (a)	271,397
71,132	Liquidity Services, Inc. (a)	1,156,606
		1,428,003

	IT Services — 2.0%
31,972	Cass Information Systems, Inc.	1,109,109
71,667	Hackett Group (The), Inc.	1,269,939
89,855	Information Services Group, Inc.	427,710
		2,806,758

	Leisure Products — 1.9%
229,990	AMMO, Inc. (a)	673,871
18,671	JAKKS Pacific, Inc. (a)	360,910
14,620	Johnson Outdoors, Inc., Class A	750,152
47,460	MasterCraft Boat Holdings, Inc. (a)	894,621
		2,679,554

	Machinery — 0.8%
78,198	Commercial Vehicle Group, Inc. (a)	351,891
92,526	Manitowoc (The) Co., Inc. (a)	717,076
		1,068,967

	Marine — 0.3%
94,385	Pangaea Logistics Solutions Ltd.	436,059

	Media — 1.8%
161,670	Entravision Communications Corp., Class A	641,830
112,248	PubMatic, Inc., Class A (a)	1,866,684
		2,508,514

	Metals & Mining — 2.9%
232,442	Gold Resource Corp.	383,529
32,778	Haynes International, Inc.	1,151,163
25,172	Olympic Steel, Inc.	574,173
63,757	Ramaco Resources, Inc.	586,565
219,338	SunCoke Energy, Inc.	1,274,354
		3,969,784

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Mortgage Real Estate Investment Trusts — 2.6%
41,263	AFC Gamma, Inc.	$631,324
117,090	Dynex Capital, Inc.	1,364,099
137,695	Granite Point Mortgage Trust, Inc.	886,756
59,793	Great Ajax Corp.	449,045
92,215	Sachem Capital Corp. (b)	307,076
		3,638,300

	Oil, Gas & Consumable Fuels — 5.2%
175,602	Alto Ingredients, Inc. (a)	639,191
31,146	Centrus Energy Corp., Class A (a)	1,276,363
83,400	Dorian LPG Ltd.	1,131,738
45,379	Epsilon Energy Ltd.	286,795
80,762	Evolution Petroleum Corp.	562,104
208,731	Ring Energy, Inc. (a) (b)	484,256
83,110	SandRidge Energy, Inc. (a)	1,355,524
33,407	Sitio Royalties Corp. (b)	738,629
155,363	VAALCO Energy, Inc. (b)	677,383
		7,151,983

	Pharmaceuticals — 2.7%
199,279	Atea Pharmaceuticals, Inc. (a)	1,133,898
89,759	Collegium Pharmaceutical, Inc. (a)	1,437,939
53,494	Phibro Animal Health Corp., Class A	710,935
34,101	ProPhase Labs, Inc. (b)	384,659
		3,667,431

	Professional Services — 3.5%
18,646	Barrett Business Services, Inc.	1,454,388
51,913	Heidrick & Struggles International, Inc.	1,349,219
18,515	RCM Technologies, Inc. (a)	309,015
85,972	TrueBlue, Inc. (a)	1,640,346
		4,752,968

	Real Estate Management & Development — 1.6%
177,433	Douglas Elliman, Inc.	727,475
47,116	Forestar Group, Inc. (a)	527,228
37,510	RMR Group (The), Inc., Class A	888,612
		2,143,315

	Road & Rail — 0.5%
23,875	Covenant Logistics Group, Inc.	685,213

	Semiconductors & Semiconductor Equipment — 1.2%
105,330	AXT, Inc. (a)	705,711
17,332	CyberOptics Corp. (a)	932,115
		1,637,826

	Software — 1.5%
75,564	ChannelAdvisor Corp. (a)	1,712,280

Shares	Description	Value
	Common Stocks (Continued)
	Software (Continued)
16,224	CoreCard Corp. (a) (b)	$353,197
		2,065,477

	Specialty Retail — 5.1%
55,706	Arhaus, Inc. (a) (b)	392,727
35,258	Build-A-Bear Workshop, Inc.	469,989
329,156	Chico’s FAS, Inc. (a)	1,593,115
144,994	Destination XL Group, Inc. (a)	785,867
35,235	Haverty Furniture Cos., Inc.	877,352
21,897	Lazydays Holdings, Inc. (a) (b)	295,610
28,623	OneWater Marine, Inc., Class A (a)	861,839
32,823	TravelCenters of America, Inc. (a)	1,770,144
		7,046,643

	Technology Hardware, Storage & Peripherals — 0.4%
88,413	Immersion Corp. (a)	485,387

	Textiles, Apparel & Luxury Goods — 1.1%
42,168	Movado Group, Inc.	1,188,294
34,021	Unifi, Inc. (a)	323,540
		1,511,834

	Thrifts & Mortgage Finance — 2.7%
19,677	Ocwen Financial Corp. (a)	457,884
20,143	Southern Missouri Bancorp, Inc.	1,027,897
50,309	TrustCo Bank Corp.	1,580,709
243,494	UWM Holdings Corp. (b)	713,437
		3,779,927

	Trading Companies & Distributors — 3.0%
41,641	DXP Enterprises, Inc. (a)	986,059
101,835	Hudson Technologies, Inc. (a)	748,487
19,428	Rush Enterprises, Inc., Class B	930,795
52,830	Titan Machinery, Inc. (a)	1,492,976
		4,158,317

	Water Utilities — 0.7%
20,034	Artesian Resources Corp., Class A	964,036
	Total Common Stocks — 99.9%	137,607,876
	(Cost $163,206,976)

	Money Market Funds — 6.3%
8,683,420	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.77% (c) (d)	8,683,420
	(Cost $8,683,420)

	Total Investments — 106.2%	146,291,296
	(Cost $171,890,396)
	Net Other Assets and Liabilities — (6.2)%	(8,583,330)
	Net Assets — 100.0%	$137,707,966

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $8,420,197 and the total value of the collateral held by the Fund is $8,683,420.
(c)	Rate shown reflects yield as of September 30, 2022.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$137,607,876	$137,607,876	$—	$—
Money Market Funds	8,683,420	8,683,420	—	—
Total Investments	$146,291,296	$146,291,296	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.7%
	Air Freight & Logistics — 2.9%
555,828	United Parcel Service, Inc., Class B	$89,788,455

	Banks — 11.8%
146,205	Associated Banc-Corp.	2,935,797
35,490	Bank of Hawaii Corp.	2,701,499
156,931	Cadence Bank	3,987,617
60,363	Cathay General Bancorp	2,321,561
1,990,393	Citigroup, Inc.	82,939,676
556,026	Citizens Financial Group, Inc.	19,105,053
78,171	Columbia Banking System, Inc.	2,258,360
337,640	F.N.B. Corp.	3,916,624
99,763	First Financial Bancorp	2,103,004
127,761	First Hawaiian, Inc.	3,146,754
83,540	First Interstate BancSystem, Inc., Class A	3,370,839
152,398	Fulton Financial Corp.	2,407,888
1,608,969	Huntington Bancshares, Inc.	21,206,212
1,000,057	KeyCorp	16,020,913
242,058	Old National Bancorp	3,986,695
379,871	PNC Financial Services Group (The), Inc.	56,760,325
1,436,605	Truist Financial Corp.	62,549,782
1,323,963	U.S. Bancorp	53,382,188
257,643	Umpqua Holdings Corp.	4,403,119
132,789	United Bankshares, Inc.	4,747,207
388,793	Valley National Bancorp	4,198,964
58,071	WesBanco, Inc.	1,937,829
		360,387,906

	Biotechnology — 10.5%
1,755,562	AbbVie, Inc.	235,613,976
1,381,216	Gilead Sciences, Inc.	85,207,215
		320,821,191

	Capital Markets — 4.2%
135,961	Ares Management Corp., Class A	8,422,784
119,802	Artisan Partners Asset Management, Inc., Class A	3,226,268
902,790	Blackstone, Inc.	75,563,523
138,578	Carlyle Group (The), Inc.	3,580,856
304,595	Franklin Resources, Inc.	6,554,884
172,588	Jefferies Financial Group, Inc.	5,091,346
91,621	Moelis & Co., Class A	3,097,706
219,817	T. Rowe Price Group, Inc.	23,082,983
85,239	Virtu Financial, Inc., Class A	1,770,414
		130,390,764

	Chemicals — 0.9%
369,342	LyondellBasell Industries N.V., Class A	27,804,066

	Communications Equipment — 4.5%
3,426,914	Cisco Systems, Inc.	137,076,560

Shares	Description	Value
	Common Stocks (Continued)
	Consumer Finance — 0.1%
156,045	Navient Corp.	$2,292,301

	Containers & Packaging — 0.6%
408,012	International Paper Co.	12,933,981
72,699	Sonoco Products Co.	4,124,214
		17,058,195

	Diversified Telecommunication Services — 7.9%
6,394,453	Verizon Communications, Inc.	242,797,380

	Electric Utilities — 6.7%
60,211	ALLETE, Inc.	3,013,560
60,508	Avangrid, Inc.	2,523,184
685,903	Duke Energy Corp.	63,802,697
383,346	Edison International	21,689,717
168,457	Entergy Corp.	16,951,828
528,835	FirstEnergy Corp.	19,566,895
193,167	OGE Energy Corp.	7,042,869
122,392	Pinnacle West Capital Corp.	7,895,508
75,159	Portland General Electric Co.	3,266,410
885,443	Southern (The) Co.	60,210,124
		205,962,792

	Food & Staples Retailing — 1.0%
932,166	Walgreens Boots Alliance, Inc.	29,270,012

	Food Products — 0.9%
446,019	Conagra Brands, Inc.	14,553,600
199,698	Kellogg Co.	13,910,963
		28,464,563

	Gas Utilities — 0.2%
107,869	South Jersey Industries, Inc.	3,604,982
49,804	Spire, Inc.	3,104,283
		6,709,265

	Health Care Providers & Services — 0.4%
185,965	Cardinal Health, Inc.	12,400,146

	Hotels, Restaurants & Leisure — 0.6%
27,485	Cracker Barrel Old Country Store, Inc.	2,544,561
115,194	Darden Restaurants, Inc.	14,551,306
		17,095,867

	Household Durables — 0.7%
151,943	Leggett & Platt, Inc.	5,047,547
92,058	M.D.C. Holdings, Inc.	2,524,230
480,680	Newell Brands, Inc.	6,676,645
62,247	Whirlpool Corp.	8,391,518
		22,639,940

	Household Products — 1.2%
67,578	Energizer Holdings, Inc.	1,698,911

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Household Products (Continued)
299,727	Kimberly-Clark Corp.	$33,731,277
		35,430,188

	Industrial Conglomerates — 2.5%
687,414	3M Co.	75,959,247

	Insurance — 2.5%
26,642	CNA Financial Corp.	983,090
301,773	Fidelity National Financial, Inc.	10,924,183
102,207	First American Financial Corp.	4,711,743
292,293	Old Republic International Corp.	6,117,692
195,176	Principal Financial Group, Inc.	14,081,948
459,172	Prudential Financial, Inc.	39,387,774
		76,206,430

	IT Services — 4.7%
1,135,721	International Business Machines Corp.	134,935,012
606,440	Western Union (The) Co.	8,186,940
		143,121,952

	Machinery — 0.0%
65,187	Trinity Industries, Inc.	1,391,743

	Media — 0.8%
401,923	Interpublic Group of (The) Cos., Inc.	10,289,229
209,039	Omnicom Group, Inc.	13,188,270
		23,477,499

	Multi-Utilities — 0.2%
76,200	Avista Corp.	2,823,210
61,465	NorthWestern Corp.	3,028,995
		5,852,205

	Oil, Gas & Consumable Fuels — 21.4%
1,114,470	Devon Energy Corp.	67,013,081
3,589,335	Exxon Mobil Corp.	313,384,839
2,962,827	Kinder Morgan, Inc.	49,301,441
675,919	ONEOK, Inc.	34,634,090
528,370	Phillips 66	42,650,026
691,996	Pioneer Natural Resources Co.	149,837,894
		656,821,371

	Personal Products — 0.0%
15,473	Medifast, Inc.	1,676,654

	Specialty Retail — 0.7%
233,795	American Eagle Outfitters, Inc.	2,274,825
237,761	Best Buy Co., Inc.	15,059,782
89,221	Foot Locker, Inc.	2,777,450
		20,112,057

Shares	Description	Value
	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals — 0.4%
206,071	Seagate Technology Holdings PLC	$10,969,159
182,093	Xerox Holdings Corp.	2,381,777
		13,350,936

	Textiles, Apparel & Luxury Goods — 0.6%
39,729	Carter’s, Inc.	2,603,441
581,690	Hanesbrands, Inc.	4,048,563
372,196	VF Corp.	11,132,382
		17,784,386

	Thrifts & Mortgage Finance — 0.3%
803,278	New York Community Bancorp, Inc.	6,851,961
165,165	Radian Group, Inc.	3,186,033
		10,037,994

	Tobacco — 10.1%
3,542,963	Altria Group, Inc.	143,064,846
2,001,599	Philip Morris International, Inc.	166,152,733
		309,217,579

	Trading Companies & Distributors — 0.4%
43,254	MSC Industrial Direct Co., Inc., Class A	3,149,324
68,915	Triton International Ltd.	3,771,718
25,062	Watsco, Inc.	6,452,462
		13,373,504

	Total Investments — 99.7%	3,054,773,148
	(Cost $3,293,876,600)
	Net Other Assets and Liabilities — 0.3%	10,582,404
	Net Assets — 100.0%	$3,065,355,552

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$3,054,773,148	$3,054,773,148	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust US Equity Opportunities ETF (FPX)

Portfolio of Investments
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Aerospace & Defense — 4.4%
133,583	General Dynamics Corp.	$28,342,305
310,424	Parsons Corp. (a)	12,168,621
		40,510,926

	Automobiles — 1.2%
343,283	Rivian Automotive, Inc., Class A (a)	11,297,444

	Beverages — 2.6%
663,249	Keurig Dr Pepper, Inc.	23,757,579

	Biotechnology — 6.5%
58,317	Cerevel Therapeutics Holdings, Inc. (a)	1,648,038
265,920	Ionis Pharmaceuticals, Inc. (a)	11,761,641
12,718	Karuna Therapeutics, Inc. (a)	2,860,660
245,931	Legend Biotech Corp., ADR (a)	10,033,985
22,989	Prometheus Biosciences, Inc. (a)	1,356,581
20,420	Regeneron Pharmaceuticals, Inc. (a)	14,066,725
61,206	Relay Therapeutics, Inc. (a)	1,369,178
72,481	United Therapeutics Corp. (a)	15,176,072
44,919	Verve Therapeutics, Inc. (a)	1,542,968
		59,815,848

	Building Products — 0.8%
204,965	Carrier Global Corp.	7,288,555

	Capital Markets — 2.7%
84,359	Coinbase Global, Inc., Class A (a) (b)	5,440,312
147,562	Owl Rock Capital Corp.	1,530,218
462,954	TPG, Inc.	12,888,639
87,824	Tradeweb Markets, Inc., Class A	4,955,030
		24,814,199

	Chemicals — 8.8%
1,155,015	Corteva, Inc.	66,009,107
121,090	Dow, Inc.	5,319,484
335,852	Livent Corp. (a)	10,293,864
		81,622,455

	Commercial Services & Supplies — 2.2%
156,879	Driven Brands Holdings, Inc. (a)	4,389,474
118,377	Republic Services, Inc.	16,104,007
		20,493,481

	Construction & Engineering — 0.4%
100,089	WillScot Mobile Mini Holdings Corp. (a)	4,036,589

	Diversified Consumer Services — 1.2%
22,275	Duolingo, Inc. (a)	2,121,248
156,569	PowerSchool Holdings, Inc., Class A (a)	2,613,137

Shares	Description	Value
	Common Stocks (Continued)
	Diversified Consumer Services (Continued)
170,869	Terminix Global Holdings, Inc. (a)	$6,542,574
		11,276,959

	Diversified Financial Services — 1.2%
557,039	Corebridge Financial, Inc. (a)	10,968,098

	Electric Utilities — 4.0%
275,392	Constellation Energy Corp.	22,909,861
236,453	Evergy, Inc.	14,045,308
		36,955,169

	Electrical Equipment — 0.8%
84,486	Array Technologies, Inc. (a)	1,400,778
109,634	Shoals Technologies Group, Inc., Class A (a)	2,362,612
86,682	Stem, Inc. (a)	1,156,338
79,471	Sunrun, Inc. (a)	2,192,605
		7,112,333

	Energy Equipment & Services — 0.3%
76,038	ChampionX Corp.	1,488,063
80,018	ProFrac Holding Corp., Class A (a)	1,217,074
		2,705,137

	Entertainment — 1.1%
279,500	ROBLOX Corp., Class A (a)	10,017,280

	Equity Real Estate Investment Trusts — 0.6%
196,695	Phillips Edison & Co., Inc.	5,517,295

	Food & Staples Retailing — 2.3%
448,415	Albertsons Cos., Inc., Class A	11,147,597
50,608	BJ’s Wholesale Club Holdings, Inc. (a)	3,684,768
181,595	Grocery Outlet Holding Corp. (a)	6,045,298
		20,877,663

	Food Products — 0.5%
204,576	Hostess Brands, Inc. (a)	4,754,346

	Health Care Equipment & Supplies — 6.3%
73,634	Axonics, Inc. (a)	5,186,779
917,986	Bausch + Lomb Corp. (a)	14,081,905
61,218	Envista Holdings Corp. (a)	2,008,563
44,583	Glaukos Corp. (a)	2,373,599
20,003	Inari Medical, Inc. (a)	1,453,018
75,186	PROCEPT BioRobotics Corp. (a)	3,117,212
107,693	Shockwave Medical, Inc. (a)	29,946,192
		58,167,268

	Health Care Providers & Services — 2.6%
105,243	Alignment Healthcare, Inc. (a)	1,246,077

First Trust US Equity Opportunities ETF (FPX)

Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
237,544	HealthEquity, Inc. (a)	$15,955,830
208,561	Privia Health Group, Inc. (a)	7,103,588
		24,305,495

	Health Care Technology — 2.2%
738,079	Change Healthcare, Inc. (a)	20,289,792

	Hotels, Restaurants & Leisure — 2.2%
194,447	Airbnb, Inc., Class A (a)	20,424,713

	Insurance — 2.4%
15,202	Markel Corp. (a)	16,482,313
136,184	Ryan Specialty Holdings, Inc. (a)	5,531,794
		22,014,107

	Interactive Media & Services — 1.4%
194,050	Bumble, Inc., Class A (a)	4,170,134
252,336	Pinterest, Inc., Class A (a)	5,879,429
75,582	ZoomInfo Technologies, Inc. (a)	3,148,746
		13,198,309

	Internet & Direct Marketing Retail — 0.6%
72,331	DoorDash, Inc., Class A (a)	3,576,768
26,564	Xometry, Inc., Class A (a)	1,508,570
		5,085,338

	IT Services — 3.8%
154,796	Block, Inc. (a)	8,512,232
259,611	Payoneer Global, Inc. (a)	1,570,647
119,899	Snowflake, Inc., Class A (a)	20,378,034
193,557	Toast, Inc., Class A (a)	3,236,273
86,092	Verra Mobility Corp. (a)	1,323,234
		35,020,420

	Machinery — 1.6%
36,981	Cummins, Inc.	7,526,003
110,221	Otis Worldwide Corp.	7,032,100
		14,558,103

	Media — 0.2%
139,525	Gray Television, Inc.	1,997,998

	Multi-Utilities — 1.6%
100,103	Sempra Energy	15,009,444

	Oil, Gas & Consumable Fuels — 4.9%
67,320	Archaea Energy, Inc. (a)	1,212,433
70,192	Cheniere Energy, Inc.	11,645,555
101,423	Excelerate Energy, Inc., Class A	2,373,298
63,599	HighPeak Energy, Inc. (b)	1,377,555
122,279	Magnolia Oil & Gas Corp., Class A	2,422,347
77,769	New Fortress Energy, Inc.	3,399,283
89,427	Pioneer Natural Resources Co.	19,363,628

Shares	Description	Value
	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
98,500	Range Resources Corp.	$2,488,110
47,120	Sitio Royalties Corp. (b)	1,041,823
		45,324,032

	Personal Products — 0.5%
204,194	BellRing Brands, Inc. (a)	4,208,438

	Pharmaceuticals — 4.6%
97,907	Eli Lilly & Co.	31,658,229
110,836	Harmony Biosciences Holdings, Inc. (a)	4,908,926
136,509	Royalty Pharma PLC, Class A	5,484,932
		42,052,087

	Road & Rail — 3.7%
1,298,238	Uber Technologies, Inc. (a)	34,403,307

	Semiconductors & Semiconductor Equipment — 5.2%
101,191	GLOBALFOUNDRIES, Inc. (a)	4,892,585
287,513	Marvell Technology, Inc.	12,337,183
486,984	ON Semiconductor Corp. (a)	30,353,712
		47,583,480

	Software — 9.8%
117,846	Bill.com Holdings, Inc. (a)	15,599,275
301,685	Crowdstrike Holdings, Inc., Class A (a)	49,720,705
71,141	Datadog, Inc., Class A (a)	6,315,898
167,279	Gitlab, Inc., Class A (a)	8,568,030
66,464	Instructure Holdings, Inc. (a)	1,480,818
82,289	KnowBe4, Inc., Class A (a)	1,712,434
98,717	Paycor HCM, Inc. (a)	2,918,075
20,480	Sprout Social, Inc., Class A (a)	1,242,726
44,608	Zoom Video Communications, Inc., Class A (a)	3,282,703
		90,840,664

	Specialty Retail — 1.3%
253,948	Academy Sports & Outdoors, Inc.	10,711,526
148,870	EVgo, Inc. (a) (b)	1,177,562
		11,889,088

	Thrifts & Mortgage Finance — 0.1%
61,013	Enact Holdings, Inc. (b)	1,352,658

	Wireless Telecommunication Services — 3.4%
234,939	T-Mobile US, Inc. (a)	31,521,766
	Total Common Stocks — 100.0%	923,067,863
	(Cost $992,228,438)

First Trust US Equity Opportunities ETF (FPX)

Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Principal Value	Description	Value
	Repurchase Agreements — 0.4%
$1,820,760	Citigroup, Inc., 2.98% (c), dated 09/30/22, due 10/03/22, with a maturity value of $1,820,911. Collateralized by U.S. Treasury Securities, interest rates of 0.13% to 6.13%, due 01/31/23 to 08/15/52. The value of the collateral including accrued interest is $1,857,175. (d)	$1,820,760
1,820,760	Daiwa Capital Markets America, Inc., 2.96% (c), dated 09/30/22, due 10/03/22, with a maturity value of $1,820,910. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 6.13%, due 12/22/22 to 08/15/51. The value of the collateral including accrued interest is $1,857,175. (d)	1,820,760
115,804	JPMorgan Chase & Co., 2.97% (c), dated 09/30/22, due 10/03/22, with a maturity value of $115,814. Collateralized by U.S. Treasury Securities, interest rates of 0.25% to 3.88%, due 09/30/23 to 09/30/29. The value of the collateral including accrued interest is $118,120. (d)	115,804
	Total Repurchase Agreements — 0.4%	3,757,324
	(Cost $3,757,324)

	Total Investments — 100.4%	926,825,187
	(Cost $995,985,762)
	Net Other Assets and Liabilities — (0.4)%	(3,644,870)
	Net Assets — 100.0%	$923,180,317

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $3,648,000 and the total value of the collateral held by the Fund is $3,757,324.
(c)	Rate shown reflects yield as of September 30, 2022.
(d)	This security serves as collateral for securities on loan.

ADR - American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$923,067,863	$923,067,863	$—	$—
Repurchase Agreements	3,757,324	—	3,757,324	—
Total Investments	$926,825,187	$923,067,863	$3,757,324	$—

* See Portfolio of Investments for industry breakout.

First Trust NYSE® Arca® Biotechnology Index Fund (FBT)

Portfolio of Investments
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.1%
	Biotechnology — 81.1%
2,886,911	ACADIA Pharmaceuticals, Inc. (a)	$47,229,864
1,977,228	Agios Pharmaceuticals, Inc. (a)	55,916,008
1,473,840	Alkermes PLC (a)	32,910,847
303,406	Alnylam Pharmaceuticals, Inc. (a)	60,729,745
177,377	Amgen, Inc.	39,980,776
203,270	Biogen, Inc. (a)	54,273,090
506,570	BioMarin Pharmaceutical, Inc. (a)	42,941,939
273,240	BioNTech SE, ADR (b)	36,854,611
940,557	Exact Sciences Corp. (a)	30,558,697
2,067,105	Exelixis, Inc. (a)	32,412,206
3,609,819	FibroGen, Inc. (a)	46,963,745
1,285,688	Genmab A/S, ADR (a) (b)	41,309,155
704,667	Gilead Sciences, Inc.	43,470,907
4,350,300	Grifols S.A., ADR (a)	26,797,848
551,195	Incyte Corp. (a)	36,731,635
1,122,159	Ionis Pharmaceuticals, Inc. (a)	49,633,093
264,288	Moderna, Inc. (a)	31,252,056
463,510	Neurocrine Biosciences, Inc. (a)	49,229,397
72,608	Regeneron Pharmaceuticals, Inc. (a)	50,017,473
527,720	Sarepta Therapeutics, Inc. (a)	58,334,169
246,836	Seagen, Inc. (a)	33,774,570
681,265	Ultragenyx Pharmaceutical, Inc. (a)	28,211,184
183,740	United Therapeutics Corp. (a)	38,471,481
150,635	Vertex Pharmaceuticals, Inc. (a)	43,614,858
		1,011,619,354

	Life Sciences Tools & Services — 19.0%
128,101	Bio-Techne Corp.	36,380,684
200,738	Charles River Laboratories International, Inc. (a)	39,505,238
233,136	Illumina, Inc. (a)	44,480,018
201,353	IQVIA Holdings, Inc. (a)	36,473,082
38,064	Mettler-Toledo International, Inc. (a)	41,265,944
939,354	QIAGEN N.V. (a)	38,776,533
		236,881,499
	Total Common Stocks — 100.1%	1,248,500,853
	(Cost $1,369,891,143)

	Money Market Funds — 1.9%
24,105,250	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.77% (c) (d)	24,105,250
	(Cost $24,105,250)

Description	Value

Total Investments — 102.0%	$1,272,606,103
(Cost $1,393,996,393)
Net Other Assets and Liabilities — (2.0)%	(24,662,073)
Net Assets — 100.0%	$1,247,944,030

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $23,753,610 and the total value of the collateral held by the Fund is $24,105,250.
(c)	Rate shown reflects yield as of September 30, 2022.
(d)	This security serves as collateral for securities on loan.

ADR - American Depositary Receipt

First Trust NYSE® Arca® Biotechnology Index Fund (FBT)

Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,248,500,853	$1,248,500,853	$—	$—
Money Market Funds	24,105,250	24,105,250	—	—
Total Investments	$1,272,606,103	$1,272,606,103	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Dow Jones Internet Index Fund (FDN)

Portfolio of Investments
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 101.8%
	Communications Equipment — 11.2%
869,284	Arista Networks, Inc. (a)	$98,133,471
1,238,596	Ciena Corp. (a)	50,076,436
4,874,818	Cisco Systems, Inc.	194,992,720
2,944,655	CommScope Holding Co., Inc. (a)	27,120,273
2,210,178	Juniper Networks, Inc.	57,729,849
		428,052,749

	Entertainment — 4.6%
741,975	Netflix, Inc. (a)	174,690,594

	Health Care Technology — 3.4%
1,562,193	Teladoc Health, Inc. (a)	39,601,592
555,983	Veeva Systems, Inc., Class A (a)	91,670,477
		131,272,069

	Hotels, Restaurants & Leisure — 4.9%
1,086,499	Airbnb, Inc., Class A (a)	114,125,855
764,248	Expedia Group, Inc. (a)	71,602,395
		185,728,250

	Interactive Media & Services — 25.9%
2,039,472	Alphabet, Inc., Class A (a)	195,075,497
1,823,760	Alphabet, Inc., Class C (a)	175,354,524
1,401,357	Match Group, Inc. (a)	66,914,797
1,760,774	Meta Platforms, Inc., Class A (a)	238,901,816
3,178,518	Pinterest, Inc., Class A (a)	74,059,469
6,100,730	Snap, Inc., Class A (a)	59,909,169
2,462,052	Twitter, Inc. (a)	107,936,360
1,620,146	ZoomInfo Technologies, Inc. (a)	67,495,282
		985,646,914

	Internet & Direct Marketing Retail — 13.3%
3,159,476	Amazon.com, Inc. (a)	357,020,788
2,153,293	eBay, Inc.	79,262,715
692,839	Etsy, Inc. (a)	69,373,969
		505,657,472

	IT Services — 15.2%
844,193	Akamai Technologies, Inc. (a)	67,805,582
1,356,414	Cloudflare, Inc., Class A (a)	75,023,258
2,828,147	Fastly, Inc., Class A (a)	25,905,827
929,559	GoDaddy, Inc., Class A (a)	65,887,142
1,024,950	Okta, Inc. (a)	58,288,906
1,850,141	PayPal Holdings, Inc. (a)	159,241,636
735,991	Snowflake, Inc., Class A (a)	125,089,030
		577,241,381

	Real Estate Management & Development — 1.9%
7,721,621	Opendoor Technologies, Inc. (a)	24,014,241
436,984	Zillow Group, Inc., Class A (a)	12,510,852

Shares	Description	Value
	Common Stocks (Continued)
	Real Estate Management & Development (Continued)
1,225,822	Zillow Group, Inc., Class C (a)	$35,070,768
		71,595,861

	Software — 21.4%
1,621,105	Box, Inc., Class A (a)	39,538,751
689,517	Citrix Systems, Inc. (b)	71,709,768
728,002	Coupa Software, Inc. (a)	42,806,518
988,896	Datadog, Inc., Class A (a)	87,794,187
1,228,435	DocuSign, Inc. (a)	65,684,420
2,373,549	Dropbox, Inc., Class A (a)	49,179,935
2,145,481	Nutanix, Inc., Class A (a)	44,690,369
1,313,398	Salesforce, Inc. (a)	188,919,168
1,346,954	Smartsheet, Inc., Class A (a)	46,281,339
661,166	Workday, Inc., Class A (a)	100,642,689
1,039,373	Zoom Video Communications, Inc., Class A (a)	76,487,459
		813,734,603
	Total Common Stocks — 101.8%	3,873,619,893
	(Cost $6,120,663,824)

	Money Market Funds — 0.1%
4,770,963	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.77% (c)	4,770,963
	(Cost $4,770,963)

	Total Investments — 101.9%	3,878,390,856
	(Cost $6,125,434,787)
	Net Other Assets and Liabilities — (1.9)%	(73,757,670)
	Net Assets — 100.0%	$3,804,633,186

(a)	Non-income producing security.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At September 30, 2022, securities noted as such are valued at $71,709,768 or 1.9% of net assets.
(c)	Rate shown reflects yield as of September 30, 2022.

First Trust Dow Jones Internet Index Fund (FDN)

Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks: Software	$813,734,603	$742,024,835	$71,709,768	$—
Other Industry Categories*	3,059,885,290	3,059,885,290	—	—
Money Market Funds	4,770,963	4,770,963	—	—
Total Investments	$3,878,390,856	$3,806,681,088	$71,709,768	$—

* See Portfolio of Investments for industry breakout.

First Trust Capital Strength ETF (FTCS)

Portfolio of Investments
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Aerospace & Defense — 6.3%
739,087	General Dynamics Corp.	$156,812,089
394,736	Lockheed Martin Corp.	152,482,569
340,969	Northrop Grumman Corp.	160,364,540
		469,659,198

	Air Freight & Logistics — 1.9%
861,244	United Parcel Service, Inc., Class B	139,125,356

	Beverages — 5.8%
2,516,082	Coca-Cola (The) Co.	140,950,914
1,618,685	Monster Beverage Corp. (a)	140,760,848
918,979	PepsiCo, Inc.	150,032,511
		431,744,273

	Biotechnology — 6.2%
1,023,664	AbbVie, Inc.	137,385,945
632,331	Amgen, Inc.	142,527,407
258,842	Regeneron Pharmaceuticals, Inc. (a)	178,308,489
		458,221,841

	Building Products — 2.4%
1,213,761	Trane Technologies PLC	175,764,730

	Capital Markets — 8.0%
1,640,982	Intercontinental Exchange, Inc.	148,262,724
558,413	Moody’s Corp.	135,755,784
3,003,538	Nasdaq, Inc.	170,240,534
450,012	S&P Global, Inc.	137,411,164
		591,670,206

	Chemicals — 2.2%
698,292	Air Products and Chemicals, Inc.	162,513,497

	Communications Equipment — 2.0%
3,651,159	Cisco Systems, Inc.	146,046,360

	Electrical Equipment — 2.0%
1,975,568	Emerson Electric Co.	144,651,089

	Electronic Equipment, Instruments & Components — 2.1%
2,378,335	Amphenol Corp., Class A	159,253,312

	Equity Real Estate Investment Trusts — 1.7%
4,521,428	Weyerhaeuser Co.	129,131,984

	Food & Staples Retailing — 2.1%
1,218,369	Walmart, Inc.	158,022,459

	Food Products — 1.9%
2,588,993	Mondelez International, Inc., Class A	141,954,486

	Health Care Equipment & Supplies — 3.8%
1,445,093	Abbott Laboratories	139,827,199

Shares	Description	Value
	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
2,227,729	Hologic, Inc. (a)	$143,733,075
		283,560,274

	Health Care Providers & Services — 9.9%
1,105,714	AmerisourceBergen Corp.	149,636,276
321,640	Elevance Health, Inc.	146,101,754
322,545	Humana, Inc.	156,495,608
643,148	Laboratory Corp. of America Holdings	131,723,142
296,850	UnitedHealth Group, Inc.	149,921,124
		733,877,904

	Household Durables — 1.7%
1,574,128	Garmin Ltd.	126,418,220

	Household Products — 1.8%
1,083,994	Procter & Gamble (The) Co.	136,854,243

	Industrial Conglomerates — 3.8%
1,208,449	3M Co.	133,533,614
910,046	Honeywell International, Inc.	151,950,381
		285,483,995

	Insurance — 5.9%
578,996	Aon PLC, Class A	155,095,659
1,399,320	Cincinnati Financial Corp.	125,337,092
2,494,930	W.R. Berkley Corp.	161,122,579
		441,555,330

	IT Services — 4.3%
734,393	Automatic Data Processing, Inc.	166,112,353
1,367,438	Paychex, Inc.	153,440,218
		319,552,571

	Life Sciences Tools & Services — 2.1%
614,805	Danaher Corp.	158,797,983

	Machinery — 6.4%
800,850	Cummins, Inc.	162,980,983
870,640	Illinois Tool Works, Inc.	157,281,116
633,174	Parker-Hannifin Corp.	153,424,392
		473,686,491

	Pharmaceuticals — 9.7%
2,078,720	Bristol-Myers Squibb Co.	147,776,205
474,234	Eli Lilly & Co.	153,343,564
882,317	Johnson & Johnson	144,135,305
1,656,013	Merck & Co., Inc.	142,615,840
900,973	Zoetis, Inc.	133,605,286
		721,476,200

	Road & Rail — 3.9%
5,448,901	CSX Corp.	145,158,722

First Trust Capital Strength ETF (FTCS)

Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Road & Rail (Continued)
690,052	Norfolk Southern Corp.	$144,669,402
		289,828,124

	Semiconductors & Semiconductor Equipment — 2.0%
979,543	Texas Instruments, Inc.	151,613,666

	Total Investments — 99.9%	7,430,463,792
	(Cost $8,010,353,380)
	Net Other Assets and Liabilities — 0.1%	9,340,523
	Net Assets — 100.0%	$7,439,804,315

(a)	Non-income producing security.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$7,430,463,792	$7,430,463,792	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.8%
	Aerospace & Defense — 2.1%
275,395	General Dynamics Corp.	$58,430,557
277,285	L3Harris Technologies, Inc.	57,628,142
147,943	Lockheed Martin Corp.	57,148,901
744,980	Raytheon Technologies Corp.	60,984,063
		234,191,663

	Air Freight & Logistics — 1.1%
625,622	C.H. Robinson Worldwide, Inc.	60,253,655
371,875	United Parcel Service, Inc., Class B	60,072,687
		120,326,342

	Auto Components — 0.5%
2,487,203	Gentex Corp.	59,294,919

	Automobiles — 0.5%
445,151	Toyota Motor Corp., ADR	57,998,724

	Banks — 3.8%
683,642	Bank of Montreal	59,914,385
1,199,659	Bank of Nova Scotia (The)	57,067,779
1,364,077	Canadian Imperial Bank of Commerce	59,692,010
559,929	JPMorgan Chase & Co.	58,512,580
673,175	Royal Bank of Canada	60,612,677
984,388	Toronto-Dominion (The) Bank	60,372,516
1,450,869	U.S. Bancorp	58,499,038
		414,670,985

	Beverages — 2.2%
1,042,842	Coca-Cola (The) Co.	58,420,009
366,174	Diageo PLC, ADR	62,180,007
1,648,073	Keurig Dr Pepper, Inc.	59,033,975
362,632	PepsiCo, Inc.	59,203,300
		238,837,291

	Biotechnology — 1.1%
269,245	Amgen, Inc.	60,687,823
972,168	Gilead Sciences, Inc.	59,973,044
		120,660,867

	Building Products — 1.1%
1,226,382	A.O. Smith Corp.	59,577,638
1,206,052	Johnson Controls International PLC	59,361,879
		118,939,517

	Capital Markets — 3.8%
1,521,301	Bank of New York Mellon (The) Corp.	58,600,514
103,333	BlackRock, Inc.	56,862,083
526,226	Cboe Global Markets, Inc.	61,763,146
337,480	CME Group, Inc.	59,777,832
202,371	Goldman Sachs Group (The), Inc.	59,304,822
794,471	Houlihan Lokey, Inc.	59,887,224

Shares	Description	Value
	Common Stocks (Continued)
	Capital Markets (Continued)
569,370	T. Rowe Price Group, Inc.	$59,789,544
		415,985,165

	Chemicals — 3.3%
257,772	Air Products and Chemicals, Inc.	59,991,278
631,767	International Flavors & Fragrances, Inc.	57,383,397
227,051	Linde PLC	61,210,679
208,605	NewMarket Corp.	62,754,642
544,074	PPG Industries, Inc.	60,223,551
860,713	Sensient Technologies Corp.	59,681,839
		361,245,386

	Communications Equipment — 1.1%
1,502,969	Cisco Systems, Inc.	60,118,760
2,316,552	Juniper Networks, Inc.	60,508,338
		120,627,098

	Containers & Packaging — 1.6%
368,981	Avery Dennison Corp.	60,033,208
536,199	Packaging Corp. of America	60,209,786
1,075,512	Sonoco Products Co.	61,013,796
		181,256,790

	Diversified Telecommunication Services — 1.6%
1,350,809	BCE, Inc.	56,652,929
2,925,352	TELUS Corp.	58,097,491
1,546,321	Verizon Communications, Inc.	58,713,808
		173,464,228

	Electric Utilities — 10.1%
1,087,182	ALLETE, Inc.	54,413,459
1,026,724	Alliant Energy Corp.	54,406,105
625,237	American Electric Power Co., Inc.	54,051,738
1,349,617	Avangrid, Inc.	56,279,029
589,244	Duke Energy Corp.	54,811,477
547,633	Entergy Corp.	55,108,309
940,887	Evergy, Inc.	55,888,688
703,632	Eversource Energy	54,855,151
1,466,537	Exelon Corp.	54,936,476
1,477,888	Fortis, Inc.	56,144,965
1,629,615	Hawaiian Electric Industries, Inc.	56,482,456
563,709	IDACORP, Inc.	55,812,828
740,553	NextEra Energy, Inc.	58,066,761
1,530,841	OGE Energy Corp.	55,814,463
937,999	Otter Tail Corp.	57,705,698
857,451	Pinnacle West Capital Corp.	55,314,164
1,307,177	PNM Resources, Inc.	59,777,204
1,245,125	Portland General Electric Co.	54,113,132
814,917	Southern (The) Co.	55,414,356

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Electric Utilities (Continued)
853,980	Xcel Energy, Inc.	$54,654,720
		1,114,051,179

	Electrical Equipment — 1.7%
2,372,304	ABB Ltd., ADR	60,873,321
827,609	Emerson Electric Co.	60,597,531
277,773	Hubbell, Inc.	61,943,379
		183,414,231

	Electronic Equipment, Instruments & Components — 1.1%
1,683,950	Avnet, Inc.	60,824,274
533,344	TE Connectivity Ltd.	58,859,844
		119,684,118

	Equity Real Estate Investment Trusts — 4.3%
427,199	Alexandria Real Estate Equities, Inc.	59,889,028
267,081	American Tower Corp.	57,342,291
501,112	Camden Property Trust	59,857,828
397,702	Crown Castle, Inc.	57,487,824
386,362	Mid-America Apartment Communities, Inc.	59,913,155
562,713	Prologis, Inc.	57,171,641
207,105	Public Storage	60,642,415
988,688	Realty Income Corp.	57,541,642
		469,845,824

	Food & Staples Retailing — 0.6%
469,864	Walmart, Inc.	60,941,361

	Food Products — 8.0%
748,445	Archer-Daniels-Midland Co.	60,212,400
1,008,925	Cal-Maine Foods, Inc.	56,086,141
1,257,422	Campbell Soup Co.	59,249,725
1,779,057	Conagra Brands, Inc.	58,050,630
2,402,147	Flowers Foods, Inc.	59,309,010
771,889	General Mills, Inc.	59,134,416
272,886	Hershey (The) Co.	60,163,176
1,303,832	Hormel Foods Corp.	59,246,126
762,927	Ingredion, Inc.	61,430,882
447,370	J & J Snack Foods Corp.	57,920,994
434,486	J.M. Smucker (The) Co.	59,702,721
836,676	Kellogg Co.	58,282,850
383,550	Lancaster Colony Corp.	57,639,894
803,769	McCormick & Co., Inc.	57,284,617
1,036,653	Mondelez International, Inc., Class A	56,839,684
		880,553,266

	Gas Utilities — 3.1%
547,930	Atmos Energy Corp.	55,806,671
485,659	Chesapeake Utilities Corp.	56,040,192

Shares	Description	Value
	Common Stocks (Continued)
	Gas Utilities (Continued)
1,428,819	New Jersey Resources Corp.	$55,295,295
777,491	ONE Gas, Inc.	54,727,591
899,479	Spire, Inc.	56,064,526
1,792,627	UGI Corp.	57,955,631
		335,889,906

	Health Care Equipment & Supplies — 1.6%
606,977	Abbott Laboratories	58,731,095
1,102,883	Baxter International, Inc.	59,401,278
739,301	Medtronic PLC	59,698,556
		177,830,929

	Health Care Providers & Services — 1.7%
621,360	CVS Health Corp.	59,259,103
1,826,379	Premier, Inc., Class A	61,987,303
499,476	Quest Diagnostics, Inc.	61,280,711
		182,527,117

	Hotels, Restaurants & Leisure — 1.6%
248,469	McDonald’s Corp.	57,331,737
726,039	Starbucks Corp.	61,176,046
552,290	Yum! Brands, Inc.	58,730,519
		177,238,302

	Household Durables — 0.5%
738,318	Garmin Ltd.	59,294,318

	Household Products — 3.1%
431,631	Clorox (The) Co.	55,417,104
809,090	Colgate-Palmolive Co.	56,838,572
508,027	Kimberly-Clark Corp.	57,173,359
450,736	Procter & Gamble (The) Co.	56,905,420
2,218,172	Reynolds Consumer Products, Inc.	57,694,654
335,937	WD-40 Co.	59,037,568
		343,066,677

	Industrial Conglomerates — 1.1%
540,851	3M Co.	59,764,035
356,580	Honeywell International, Inc.	59,538,163
		119,302,198

	Insurance — 6.0%
1,057,461	Aflac, Inc.	59,429,308
478,849	Allstate (The) Corp.	59,631,066
413,189	Assurant, Inc.	60,023,966
1,200,368	Axis Capital Holdings Ltd.	58,998,087
338,957	Chubb Ltd.	61,649,499
279,723	Erie Indemnity Co., Class A	62,185,220
239,534	Everest Re Group Ltd.	62,863,303
462,291	Hanover Insurance Group (The), Inc.	59,237,969

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Insurance (Continued)
986,930	Hartford Financial Services Group (The), Inc.	$61,130,444
1,502,969	Sun Life Financial, Inc.	59,758,048
393,045	Travelers (The) Cos., Inc.	60,214,494
		665,121,404

	IT Services — 4.9%
769,945	Amdocs Ltd.	61,172,130
265,373	Automatic Data Processing, Inc.	60,024,719
395,693	Broadridge Financial Solutions, Inc.	57,106,414
1,038,415	Cognizant Technology Solutions Corp., Class A	59,646,557
1,138,003	CSG Systems International, Inc.	60,177,599
761,125	Fidelity National Information Services, Inc.	57,518,216
3,679,146	Infosys Ltd., ADR	62,435,108
1,040,887	Maximus, Inc.	60,236,131
531,306	Paychex, Inc.	59,617,846
		537,934,720

	Machinery — 4.4%
372,083	Caterpillar, Inc.	61,051,379
299,559	Cummins, Inc.	60,963,252
1,230,578	Donaldson Co., Inc.	60,310,628
510,317	Dover Corp.	59,492,756
325,524	Illinois Tool Works, Inc.	58,805,910
479,112	Lincoln Electric Holdings, Inc.	60,233,961
729,158	PACCAR, Inc.	61,023,233
296,006	Snap-on, Inc.	59,600,808
		481,481,927

	Media — 0.5%
1,919,305	Comcast Corp., Class A	56,293,216

	Multi-Utilities — 5.5%
686,020	Ameren Corp.	55,258,911
1,475,402	Avista Corp.	54,663,644
833,935	Black Hills Corp.	56,482,417
936,417	CMS Energy Corp.	54,536,926
640,103	Consolidated Edison, Inc.	54,895,233
785,987	Dominion Energy, Inc.	54,319,562
486,318	DTE Energy Co.	55,950,886
1,159,597	NorthWestern Corp.	57,144,940
970,933	Public Service Enterprise Group, Inc.	54,595,563
377,740	Sempra Energy	56,638,336
613,743	WEC Energy Group, Inc.	54,887,036
		609,373,454

	Oil, Gas & Consumable Fuels — 0.5%
1,606,906	Enbridge, Inc.	59,616,213

	Personal Products — 0.6%
1,393,628	Unilever PLC, ADR	61,096,651

Shares	Description	Value
	Common Stocks (Continued)
	Pharmaceuticals — 4.4%
1,119,650	AstraZeneca PLC, ADR	$61,401,606
864,244	Bristol-Myers Squibb Co.	61,439,106
366,560	Johnson & Johnson	59,881,242
704,203	Merck & Co., Inc.	60,645,962
803,983	Novartis AG, ADR	61,110,748
624,024	Novo Nordisk A/S, ADR	62,171,511
1,386,357	Pfizer, Inc.	60,666,982
1,591,425	Sanofi, ADR	60,505,979
		487,823,136

	Professional Services — 1.1%
829,970	Robert Half International, Inc.	63,492,705
584,900	Thomson Reuters Corp.	60,022,438
		123,515,143

	Road & Rail — 1.6%
550,049	Canadian National Railway Co.	59,399,792
280,777	Norfolk Southern Corp.	58,864,898
299,609	Union Pacific Corp.	58,369,825
		176,634,515

	Semiconductors & Semiconductor Equipment — 2.1%
430,598	Analog Devices, Inc.	59,999,525
2,220,589	Intel Corp.	57,224,579
827,274	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	56,717,905
378,888	Texas Instruments, Inc.	58,644,285
		232,586,294

	Software — 1.6%
2,254,171	Open Text Corp.	59,600,281
946,720	Oracle Corp.	57,816,190
768,979	SAP SE, ADR	62,479,544
		179,896,015

	Specialty Retail — 1.7%
225,552	Home Depot (The), Inc.	62,238,819
324,832	Lowe’s Cos., Inc.	61,006,698
329,275	Tractor Supply Co.	61,205,637
		184,451,154

	Tobacco — 0.5%
1,466,185	Altria Group, Inc.	59,204,550

	Trading Companies & Distributors — 1.1%
1,280,608	Fastenal Co.	58,959,192
241,610	Watsco, Inc.	62,204,911
		121,164,103

	Water Utilities — 0.5%
733,886	American States Water Co.	57,206,414

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Wireless Telecommunication Services — 0.5%
1,501,492	Rogers Communications, Inc., Class B	$57,867,502

	Total Investments — 99.8%	10,992,404,812
	(Cost $10,949,238,997)
	Net Other Assets and Liabilities — 0.2%	23,242,881
	Net Assets — 100.0%	$11,015,647,693

ADR - American Depositary Receipt

	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$10,992,404,812	$10,992,404,812	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund

September 30, 2022 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

Dow Jones®, Dow Jones Internet Composite IndexSM and Dow Jones Select MicroCap IndexSM (“S&P Dow Jones Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such products nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.

Morningstar® and Morningstar® Dividend Leaders IndexSM are registered trademarks and service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar and Morningstar makes no representation regarding the advisability of investing in the Fund.

IPOX® and IPOX®-100 U.S. Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Funds are not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Funds.

Source ICE Data Indices, LLC, is used with permission. “NYSE®” is a service/trademark of ICE Data Indices, LLC or its affiliates. This trademark has been licensed, along with the NYSE® Arca® Biotechnology Index (the “Index”) for use by First Trust Advisors L.P. in connection with the First Trust NYSE® Arca® Biotechnology Index Fund (the “Product”). Neither First Trust Advisors L.P., First Trust Exchange-Traded Fund (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general market performance. Past performance of an Index is not an indicator of or a guarantee of future results.

ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.

Nasdaq® and The Capital Strength IndexSM are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Value Line® and Value Line® Dividend Index (“Value Line Indexes”) are trademarks or registered trademarks of Value Line, Inc. (“Value Line”) and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, recommended, sold or promoted by Value Line and Value Line makes no representation regarding the advisability of investing in products utilizing such strategy.

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Automobiles — 1.8%
656,556	Lucid Group, Inc. (a) (b)	$9,172,087
36,794	Tesla, Inc. (b)	9,759,609
		18,931,696

	Beverages — 3.1%
297,291	Keurig Dr Pepper, Inc.	10,648,964
126,211	Monster Beverage Corp. (b)	10,975,308
66,005	PepsiCo, Inc.	10,775,976
		32,400,248

	Biotechnology — 7.5%
48,106	Amgen, Inc.	10,843,092
53,319	Biogen, Inc. (b)	14,236,173
168,215	Gilead Sciences, Inc.	10,377,183
81,310	Moderna, Inc. (b)	9,614,908
15,510	Regeneron Pharmaceuticals, Inc. (b)	10,684,374
78,346	Seagen, Inc. (b)	10,720,083
37,750	Vertex Pharmaceuticals, Inc. (b)	10,930,135
		77,405,948

	Commercial Services & Supplies — 2.1%
27,345	Cintas Corp.	10,615,056
99,910	Copart, Inc. (b)	10,630,424
		21,245,480

	Communications Equipment — 1.0%
255,075	Cisco Systems, Inc.	10,203,000

	Electric Utilities — 3.8%
108,920	American Electric Power Co., Inc.	9,416,134
128,114	Constellation Energy Corp.	10,657,803
253,432	Exelon Corp.	9,493,563
148,321	Xcel Energy, Inc.	9,492,544
		39,060,044

	Entertainment — 4.1%
143,453	Activision Blizzard, Inc.	10,664,296
89,582	Electronic Arts, Inc.	10,365,533
132,277	NetEase, Inc., ADR	10,000,141
47,385	Netflix, Inc. (b)	11,156,325
		42,186,295

	Food & Staples Retailing — 2.0%
21,827	Costco Wholesale Corp.	10,308,237
319,864	Walgreens Boots Alliance, Inc.	10,043,730
		20,351,967

	Food Products — 2.0%
316,068	Kraft Heinz (The) Co.	10,540,868
183,451	Mondelez International, Inc., Class A	10,058,618
		20,599,486

Shares	Description	Value
	Common Stocks (Continued)

	Health Care Equipment & Supplies — 3.8%
44,726	Align Technology, Inc. (b)	$9,263,202
122,755	Dexcom, Inc. (b)	9,886,687
32,200	IDEXX Laboratories, Inc. (b)	10,490,760
53,409	Intuitive Surgical, Inc. (b)	10,010,983
		39,651,632

	Hotels, Restaurants & Leisure — 3.8%
92,435	Airbnb, Inc., Class A (b)	9,709,372
5,793	Booking Holdings, Inc. (b)	9,519,115
70,241	Marriott International, Inc., Class A	9,843,574
119,857	Starbucks Corp.	10,099,151
		39,171,212

	Industrial Conglomerates — 1.0%
62,149	Honeywell International, Inc.	10,377,019

	Interactive Media & Services — 3.9%
53,731	Alphabet, Inc., Class A (b)	5,139,370
53,244	Alphabet, Inc., Class C (b)	5,119,411
89,391	Baidu, Inc., ADR (b)	10,502,549
197,819	Match Group, Inc. (b)	9,445,857
75,272	Meta Platforms, Inc., Class A (b)	10,212,905
		40,420,092

	Internet & Direct Marketing Retail — 4.8%
89,536	Amazon.com, Inc. (b)	10,117,568
262,827	eBay, Inc.	9,674,662
196,201	JD.com, Inc., ADR	9,868,910
11,945	MercadoLibre, Inc. (b)	9,887,832
169,076	Pinduoduo, Inc., ADR (b)	10,580,776
		50,129,748

	IT Services — 7.0%
47,332	Automatic Data Processing, Inc.	10,706,025
177,418	Cognizant Technology Solutions Corp., Class A	10,190,890
106,509	Fiserv, Inc. (b)	9,966,047
185,783	Okta, Inc. (b)	10,565,479
92,194	Paychex, Inc.	10,345,089
117,446	PayPal Holdings, Inc. (b)	10,108,577
63,133	VeriSign, Inc. (b)	10,966,202
		72,848,309

	Life Sciences Tools & Services — 1.0%
55,882	Illumina, Inc. (b)	10,661,727

	Machinery — 1.0%
129,488	PACCAR, Inc.	10,836,851

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Media — 2.8%
29,156	Charter Communications, Inc., Class A (b)	$8,844,473
320,365	Comcast Corp., Class A	9,396,305
1,846,319	Sirius XM Holdings, Inc. (a)	10,542,482
		28,783,260

	Multiline Retail — 1.0%
78,836	Dollar Tree, Inc. (b)	10,729,580

	Pharmaceuticals — 1.0%
189,635	AstraZeneca PLC, ADR	10,399,583

	Professional Services — 1.0%
59,387	Verisk Analytics, Inc.	10,127,265

	Road & Rail — 2.0%
374,290	CSX Corp.	9,971,086
43,556	Old Dominion Freight Line, Inc.	10,835,426
		20,806,512

	Semiconductors & Semiconductor Equipment — 15.5%
145,774	Advanced Micro Devices, Inc. (b)	9,236,241
74,625	Analog Devices, Inc.	10,398,247
124,692	Applied Materials, Inc.	10,216,016
23,597	ASML Holding N.V.	9,801,014
22,295	Broadcom, Inc.	9,899,203
381,376	Intel Corp.	9,828,060
33,099	KLA Corp.	10,016,750
26,964	Lam Research Corp.	9,868,824
241,223	Marvell Technology, Inc.	10,350,879
171,127	Microchip Technology, Inc.	10,443,881
209,704	Micron Technology, Inc.	10,506,170
85,322	NVIDIA Corp.	10,357,238
69,687	NXP Semiconductors N.V.	10,279,529
88,563	QUALCOMM, Inc.	10,005,848
112,027	Skyworks Solutions, Inc.	9,552,542
67,153	Texas Instruments, Inc.	10,393,941
		161,154,383

	Software — 17.0%
37,217	Adobe, Inc. (b)	10,242,118
46,053	ANSYS, Inc. (b)	10,209,950
45,079	Atlassian Corp. PLC, Class A (b)	9,493,187
56,684	Autodesk, Inc. (b)	10,588,571
67,283	Cadence Design Systems, Inc. (b)	10,996,061
63,426	Crowdstrike Holdings, Inc., Class A (b)	10,453,239
121,357	Datadog, Inc., Class A (b)	10,774,075
191,936	DocuSign, Inc. (b)	10,262,818
218,905	Fortinet, Inc. (b)	10,754,803
26,291	Intuit, Inc.	10,183,030
44,988	Microsoft Corp.	10,477,705
62,556	Palo Alto Networks, Inc. (b)	10,246,047
122,116	Splunk, Inc. (b)	9,183,123
35,161	Synopsys, Inc. (b)	10,742,037

Shares	Description	Value
	Common Stocks (Continued)
	Software (Continued)
72,638	Workday, Inc., Class A (b)	$11,056,956
140,861	Zoom Video Communications, Inc., Class A (b)	10,365,961
65,496	Zscaler, Inc. (b)	10,765,578
		176,795,259

	Specialty Retail — 2.1%
15,864	O’Reilly Automotive, Inc. (b)	11,157,945
121,119	Ross Stores, Inc.	10,206,698
		21,364,643

	Technology Hardware, Storage & Peripherals — 1.0%
73,235	Apple, Inc.	10,121,077

	Textiles, Apparel & Luxury Goods — 0.9%
32,809	Lululemon Athletica, Inc. (b)	9,172,084

	Trading Companies & Distributors — 1.0%
232,337	Fastenal Co.	10,696,795

	Wireless Telecommunication Services — 1.0%
78,529	T-Mobile US, Inc. (b)	10,536,236
	Total Common Stocks — 100.0%	1,037,167,431
	(Cost $1,159,277,041)

	Money Market Funds — 1.8%
19,205,917	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.77% (c) (d)	19,205,917
	(Cost $19,205,917)

	Total Investments — 101.8%	1,056,373,348
	(Cost $1,178,482,958)
	Net Other Assets and Liabilities — (1.8)%	(18,833,700)
	Net Assets — 100.0%	$1,037,539,648

(a)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $18,413,114 and the total value of the collateral held by the Fund is $19,205,917.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of September 30, 2022.
(d)	This security serves as collateral for securities on loan.

ADR - American Depositary Receipt

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,037,167,431	$1,037,167,431	$—	$—
Money Market Funds	19,205,917	19,205,917	—	—
Total Investments	$1,056,373,348	$1,056,373,348	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)

Portfolio of Investments
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Interactive Media & Services — 9.7%
182,648	Alphabet, Inc., Class A (a)	$17,470,281
181,185	Alphabet, Inc., Class C (a)	17,420,938
303,600	Baidu, Inc., ADR (a)	35,669,964
678,231	Match Group, Inc. (a)	32,385,530
256,702	Meta Platforms, Inc., Class A (a)	34,829,328
		137,776,041

	IT Services — 7.6%
603,734	Cognizant Technology Solutions Corp., Class A	34,678,481
636,396	Okta, Inc. (a)	36,191,840
214,547	VeriSign, Inc. (a)	37,266,814
		108,137,135

	Semiconductors & Semiconductor Equipment — 38.1%
490,800	Advanced Micro Devices, Inc. (a)	31,097,088
251,497	Analog Devices, Inc.	35,043,592
422,548	Applied Materials, Inc.	34,619,358
80,370	ASML Holding N.V.	33,381,679
74,726	Broadcom, Inc.	33,179,091
1,284,231	Intel Corp.	33,094,633
111,917	KLA Corp.	33,869,442
91,766	Lam Research Corp.	33,586,356
810,154	Marvell Technology, Inc.	34,763,708
571,538	Microchip Technology, Inc.	34,880,964
710,540	Micron Technology, Inc.	35,598,054
284,513	NVIDIA Corp.	34,537,033
234,783	NXP Semiconductors N.V.	34,632,840
300,536	QUALCOMM, Inc.	33,954,557
375,958	Skyworks Solutions, Inc.	32,057,939
227,229	Texas Instruments, Inc.	35,170,505
		543,466,839

	Software — 42.2%
125,380	Adobe, Inc. (a)	34,504,576
155,986	ANSYS, Inc. (a)	34,582,096
154,606	Atlassian Corp. PLC, Class A (a)	32,558,478
192,605	Autodesk, Inc. (a)	35,978,614
228,601	Cadence Design Systems, Inc. (a)	37,360,262
219,608	Crowdstrike Holdings, Inc., Class A (a)	36,193,595
411,530	Datadog, Inc., Class A (a)	36,535,633
663,749	DocuSign, Inc. (a)	35,490,659
744,793	Fortinet, Inc. (a)	36,591,680
88,776	Intuit, Inc.	34,384,720
153,439	Microsoft Corp.	35,735,943
215,716	Palo Alto Networks, Inc. (a)	35,332,124
413,616	Splunk, Inc. (a)	31,103,923
119,514	Synopsys, Inc. (a)	36,512,722
246,582	Workday, Inc., Class A (a)	37,534,712
477,277	Zoom Video Communications, Inc., Class A (a)	35,122,814

Shares	Description	Value
	Common Stocks (Continued)
	Software (Continued)
221,559	Zscaler, Inc. (a)	$36,417,653
		601,940,204

	Technology Hardware, Storage & Peripherals — 2.4%
249,186	Apple, Inc.	34,437,505

	Total Investments — 100.0%	1,425,757,724
	(Cost $2,002,884,213)
	Net Other Assets and Liabilities — 0.0%	81,064
	Net Assets — 100.0%	$1,425,838,788

(a)	Non-income producing security.

ADR - American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,425,757,724	$1,425,757,724	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 100.0%
	Automobiles — 3.1%
130,793	Lucid Group, Inc. (b) (c)	$1,827,178
6,976	Tesla, Inc. (c)	1,850,384
		3,677,562

	Beverages — 5.2%
56,934	Keurig Dr Pepper, Inc.	2,039,376
24,258	Monster Beverage Corp. (c)	2,109,476
12,674	PepsiCo, Inc.	2,069,157
		6,218,009

	Biotechnology — 12.5%
9,156	Amgen, Inc.	2,063,762
10,161	Biogen, Inc. (c)	2,712,987
32,260	Gilead Sciences, Inc.	1,990,119
15,364	Moderna, Inc. (c)	1,816,793
2,979	Regeneron Pharmaceuticals, Inc. (c)	2,052,144
14,900	Seagen, Inc. (c)	2,038,767
7,305	Vertex Pharmaceuticals, Inc. (c)	2,115,090
		14,789,662

	Commercial Services & Supplies — 3.4%
5,234	Cintas Corp.	2,031,787
19,221	Copart, Inc. (c)	2,045,114
		4,076,901

	Communications Equipment — 1.7%
48,874	Cisco Systems, Inc.	1,954,960

	Electric Utilities — 6.4%
21,086	American Electric Power Co., Inc.	1,822,885
24,731	Constellation Energy Corp.	2,057,372
48,975	Exelon Corp.	1,834,603
28,636	Xcel Energy, Inc.	1,832,704
		7,547,564

	Entertainment — 6.8%
27,838	Activision Blizzard, Inc.	2,069,477
17,383	Electronic Arts, Inc.	2,011,387
25,586	NetEase, Inc., ADR	1,934,301
8,813	Netflix, Inc. (c)	2,074,933
		8,090,098

	Food & Staples Retailing — 3.3%
4,198	Costco Wholesale Corp.	1,982,589
61,752	Walgreens Boots Alliance, Inc.	1,939,013
		3,921,602

	Food Products — 3.3%
60,969	Kraft Heinz (The) Co.	2,033,316

Shares	Description	Value
	Common Stocks (a) (Continued)
	Food Products (Continued)
35,095	Mondelez International, Inc., Class A	$1,924,259
		3,957,575

	Health Care Equipment & Supplies — 6.4%
8,498	Align Technology, Inc. (c)	1,760,021
23,490	Dexcom, Inc. (c)	1,891,885
6,178	IDEXX Laboratories, Inc. (c)	2,012,792
10,259	Intuitive Surgical, Inc. (c)	1,922,947
		7,587,645

	Hotels, Restaurants & Leisure — 6.4%
17,821	Airbnb, Inc., Class A (c)	1,871,918
1,128	Booking Holdings, Inc. (c)	1,853,541
13,660	Marriott International, Inc., Class A	1,914,312
23,176	Starbucks Corp.	1,952,810
		7,592,581

	Industrial Conglomerates — 1.7%
11,933	Honeywell International, Inc.	1,992,453

	Internet & Direct Marketing Retail — 8.1%
17,131	Amazon.com, Inc. (c)	1,935,803
50,386	eBay, Inc.	1,854,709
38,220	JD.com, Inc., ADR	1,922,466
2,302	MercadoLibre, Inc. (c)	1,905,550
32,225	Pinduoduo, Inc., ADR (c)	2,016,640
		9,635,168

	IT Services — 6.6%
9,058	Automatic Data Processing, Inc.	2,048,829
20,425	Fiserv, Inc. (c)	1,911,167
17,616	Paychex, Inc.	1,976,691
22,513	PayPal Holdings, Inc. (c)	1,937,694
		7,874,381

	Life Sciences Tools & Services — 1.7%
10,587	Illumina, Inc. (c)	2,019,894

	Machinery — 1.8%
24,856	PACCAR, Inc.	2,080,199

	Media — 4.7%
5,605	Charter Communications, Inc., Class A (c)	1,700,277
61,304	Comcast Corp., Class A	1,798,046
354,477	Sirius XM Holdings, Inc. (b)	2,024,064
		5,522,387

	Multiline Retail — 1.7%
14,911	Dollar Tree, Inc. (c)	2,029,387

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	Pharmaceuticals — 1.7%
36,455	AstraZeneca PLC, ADR	$1,999,192

	Professional Services — 1.7%
11,474	Verisk Analytics, Inc.	1,956,661

	Road & Rail — 3.4%
71,761	CSX Corp.	1,911,713
8,331	Old Dominion Freight Line, Inc.	2,072,503
		3,984,216

	Specialty Retail — 3.5%
3,051	O’Reilly Automotive, Inc. (c)	2,145,921
23,449	Ross Stores, Inc.	1,976,047
		4,121,968

	Textiles, Apparel & Luxury Goods — 1.5%
6,350	Lululemon Athletica, Inc. (c)	1,775,206

	Trading Companies & Distributors — 1.7%
44,684	Fastenal Co.	2,057,251

	Wireless Telecommunication Services — 1.7%
15,121	T-Mobile US, Inc. (c)	2,028,785
	Total Common Stocks — 100.0%	118,491,307
	(Cost $117,943,567)

	Money Market Funds — 3.2%
3,797,790	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.77% (d) (e)	3,797,790
71,019	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.77% (d)	71,019
	Total Money Market Funds — 3.2%	3,868,809
	(Cost $3,868,809)

	Total Investments — 103.2%	122,360,116
	(Cost $121,812,376)
	Net Other Assets and Liabilities — (3.2)%	(3,848,704)
	Net Assets — 100.0%	$118,511,412

(a)

The industry allocation is based on Standard & Poor’s Global Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark (ICB) system, which is maintained by FTSE International Limited.

(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $3,658,372 and the total value of the collateral held by the Fund is $3,797,790.
(c)	Non-income producing security.
(d)	Rate shown reflects yield as of September 30, 2022.
(e)	This security serves as collateral for securities on loan.

ADR - American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$118,491,307	$118,491,307	$—	$—
Money Market Funds	3,868,809	3,868,809	—	—
Total Investments	$122,360,116	$122,360,116	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

Portfolio of Investments
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Automobiles — 21.5%
1,553,530	Gogoro, Inc. (a) (b)	$5,856,808
5,918,912	Lucid Group, Inc. (a) (b)	82,687,201
5,413,868	Rivian Automotive, Inc., Class A (b)	178,170,396
658,876	Tesla, Inc. (b)	174,766,859
1,041,561	Workhorse Group, Inc. (a) (b)	2,989,280
		444,470,544

	Chemicals — 12.4%
677,685	Albemarle Corp.	179,207,021
1,140,344	Livent Corp. (b)	34,951,544
460,375	Sociedad Quimica y Minera de Chile S.A., ADR	41,779,031
		255,937,596

	Commercial Services & Supplies — 0.3%
1,074,326	Li-Cycle Holdings Corp. (a) (b)	5,715,414

	Construction & Engineering — 0.7%
215,219	Ameresco, Inc., Class A (b)	14,307,759

	Electrical Equipment — 16.7%
208,090	Acuity Brands, Inc.	32,767,932
328,429	Advent Technologies Holdings, Inc. (a) (b)	1,004,993
181,710	American Superconductor Corp. (b)	795,890
956,233	Array Technologies, Inc. (b)	15,854,343
1,896,663	Ballard Power Systems, Inc. (a) (b)	11,607,578
323,417	Blink Charging Co. (a) (b)	5,730,949
1,132,489	Bloom Energy Corp., Class A (b)	22,638,455
2,143,434	ChargePoint Holdings, Inc. (a) (b)	31,637,086
258,627	EnerSys	15,044,333
974,931	ESS Tech, Inc. (a) (b)	3,987,468
727,108	Fluence Energy, Inc. (a) (b)	10,608,506
647,393	FTC Solar, Inc. (a) (b)	1,916,283
2,459,283	FuelCell Energy, Inc. (b)	8,386,155
3,238,094	Plug Power, Inc. (b)	68,032,355
716,678	Shoals Technologies Group, Inc., Class A (b)	15,444,411
981,050	Stem, Inc. (b)	13,087,207
1,107,413	SunPower Corp. (a) (b)	25,514,795
1,349,202	Sunrun, Inc. (b)	37,224,483
237,185	TPI Composites, Inc. (b)	2,675,447
973,836	Tritium DCFC Ltd. (a) (b)	3,106,537
204,988	Vicor Corp. (b)	12,122,990
879,381	Wallbox N.V. (a) (b)	6,929,522
		346,117,718

Shares	Description	Value
	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components — 1.5%
237,641	Advanced Energy Industries, Inc.	$18,395,790
287,128	Itron, Inc. (b)	12,090,960
		30,486,750

	Independent Power and Renewable Electricity Producers — 10.4%
984,167	Altus Power, Inc. (a) (b)	10,835,679
733,058	Atlantica Sustainable Infrastructure PLC	19,279,425
386,352	Azure Power Global Ltd. (a) (b)	2,140,390
1,750,811	Brookfield Renewable Partners, L.P. (c)	54,800,384
522,855	Clearway Energy, Inc., Class C	16,652,932
913,471	Montauk Renewables, Inc. (b)	15,930,934
533,726	NextEra Energy Partners, L.P. (c) (d)	38,593,727
355,799	Ormat Technologies, Inc.	30,669,874
1,796,795	ReNew Energy Global PLC, Class A (a) (b)	10,816,706
729,346	Sunnova Energy International, Inc. (a) (b)	16,103,960
		215,824,011

	Machinery — 0.5%
1,208,617	Lion Electric (The) Co. (a) (b)	3,456,644
1,431,867	Proterra, Inc. (a) (b)	7,130,698
		10,587,342

	Metals & Mining — 1.5%
1,129,303	MP Materials Corp. (b)	30,829,972

	Mortgage Real Estate Investment Trusts — 0.8%
557,367	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	16,681,994

	Oil, Gas & Consumable Fuels — 0.4%
513,450	Archaea Energy, Inc. (b)	9,247,235

	Semiconductors & Semiconductor Equipment — 32.6%
1,216,671	Allegro MicroSystems, Inc. (b)	26,584,261
633,963	Enphase Energy, Inc. (b)	175,905,714
678,050	First Solar, Inc. (b)	89,685,674
284,588	Maxeon Solar Technologies Ltd. (a) (b)	6,764,657
957,977	Navitas Semiconductor Corp. (a) (b)	4,646,188
2,582,091	ON Semiconductor Corp. (b)	160,941,732

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
363,731	Power Integrations, Inc.	$23,395,178
329,005	SolarEdge Technologies, Inc. (b)	76,151,497
300,427	Universal Display Corp.	28,345,287
789,410	Wolfspeed, Inc. (b)	81,593,418
		674,013,606

	Specialty Retail — 0.6%
1,699,525	Allego N.V. (a) (b)	7,409,929
439,414	EVgo, Inc. (a) (b)	3,475,765
1,071,681	Volta, Inc. (b)	1,296,734
		12,182,428
	Total Common Stocks — 99.9%	2,066,402,369
	(Cost $2,197,852,776)

	Money Market Funds — 9.2%
189,336,186	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.77% (e) (f)	189,336,186
	(Cost $189,336,186)

	Total Investments — 109.1%	2,255,738,555
	(Cost $2,387,188,962)
	Net Other Assets and Liabilities — (9.1)%	(188,108,647)
	Net Assets — 100.0%	$2,067,629,908

(a)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $181,827,096 and the total value of the collateral held by the Fund is $189,336,186.
(b)	Non-income producing security.
(c)	Security is a Master Limited Partnership (“MLP”).
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Rate shown reflects yield as of September 30, 2022.
(f)	This security serves as collateral for securities on loan.

ADR - American Depositary Receipt

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,066,402,369	$2,066,402,369	$—	$—
Money Market Funds	189,336,186	189,336,186	—	—
Total Investments	$2,255,738,555	$2,255,738,555	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.3%
	Diversified REITs — 3.8%
12,143	Alexander & Baldwin, Inc.	$201,331
1,819	Alpine, Inc.ome Property Trust, Inc.	29,504
8,696	American Assets Trust, Inc.	223,661
11,318	Armada Hoffler Properties, Inc.	117,481
28,922	Broadstone Net Lease, Inc.	449,159
2,694	CTO Realty Growth, Inc.	50,486
22,283	Empire State Realty Trust, Inc., Class A	146,176
23,596	Essential Properties Realty Trust, Inc.	458,942
6,609	Gladstone Commercial Corp.	102,440
17,328	Global Net Lease, Inc.	184,543
14,270	iStar, Inc.	132,140
2,717	One Liberty Properties, Inc.	57,111
44,402	STORE Capital Corp.	1,391,115
34,675	WP Carey, Inc.	2,420,315
		5,964,404

	Health Care REITs — 10.2%
16,211	CareTrust REIT, Inc.	293,581
3,901	Community Healthcare Trust, Inc.	127,758
39,955	Diversified Healthcare Trust	39,559
10,287	Global Medical REIT, Inc.	87,645
63,582	Healthcare Realty Trust, Inc.	1,325,685
90,151	Healthpeak Properties, Inc.	2,066,261
6,768	LTC Properties, Inc.	253,462
100,080	Medical Properties Trust, Inc.	1,186,949
7,457	National Health Investors, Inc.	421,544
39,114	Omega Healthcare Investors, Inc.	1,153,472
37,816	Physicians Realty Trust	568,753
38,590	Sabra Health Care REIT, Inc.	506,301
2,119	Universal Health Realty Income Trust	91,562
66,789	Ventas, Inc.	2,682,914
77,417	Welltower, Inc.	4,979,461
		15,784,907

	Hotel & Resort REITs — 3.5%
35,569	Apple Hospitality REIT, Inc.	500,100
5,764	Ashford Hospitality Trust, Inc. (a)	39,253
9,673	Braemar Hotels & Resorts, Inc.	41,594
8,153	Chatham Lodging Trust (a)	80,470
35,241	DiamondRock Hospitality Co.	264,660
5,491	Hersha Hospitality Trust, Class A	43,818
119,449	Host Hotels & Resorts, Inc.	1,896,850
37,571	Park Hotels & Resorts, Inc.	423,049
21,962	Pebblebrook Hotel Trust	318,669
27,191	RLJ Lodging Trust	275,173
9,213	Ryman Hospitality Properties, Inc.	677,985
27,590	Service Properties Trust	143,192
17,864	Summit Hotel Properties, Inc.	120,046
35,471	Sunstone Hotel Investors, Inc.	334,137
19,101	Xenia Hotels & Resorts, Inc.	263,403
		5,422,399

Shares	Description	Value
	Common Stocks (Continued)
	Industrial REITs — 14.8%
45,004	Americold Realty Trust, Inc.	$1,107,098
64,325	Duke Realty Corp.	3,100,465
7,283	EastGroup Properties, Inc.	1,051,228
22,063	First Industrial Realty Trust, Inc.	988,643
856	Indus Realty Trust, Inc.	44,829
10,927	Industrial Logistics Properties Trust	60,099
4,672	Innovative Industrial Properties, Inc.	413,472
46,765	LXP Industrial Trust	428,367
6,096	Plymouth Industrial REIT, Inc.	102,474
123,704	Prologis, Inc.	12,568,326
28,585	Rexford Industrial Realty, Inc.	1,486,420
29,949	STAG Industrial, Inc.	851,450
11,106	Terreno Realty Corp.	588,507
		22,791,378

	Office REITs — 7.4%
24,810	Alexandria Real Estate Equities, Inc.	3,478,114
23,829	Boston Properties, Inc.	1,786,460
28,665	Brandywine Realty Trust	193,489
6,944	City Office REIT, Inc.	69,232
18,786	Corporate Office Properties Trust	436,399
25,299	Cousins Properties, Inc.	590,732
29,372	Douglas Emmett, Inc.	526,640
15,177	Easterly Government Properties, Inc.	239,341
18,583	Equity Commonwealth	452,682
15,346	Franklin Street Properties Corp.	40,360
17,576	Highwoods Properties, Inc.	473,849
21,535	Hudson Pacific Properties, Inc.	235,808
16,629	JBG SMITH Properties	308,967
17,576	Kilroy Realty Corp.	740,125
8,101	Office Properties Income Trust	113,819
9,458	Orion Office REIT, Inc.	82,758
28,236	Paramount Group, Inc.	175,910
20,615	Piedmont Office Realty Trust, Inc., Class A	217,694
2,917	Postal Realty Trust, Inc., Class A	42,792
10,747	SL Green Realty Corp.	431,585
13,237	Veris Residential, Inc. (a)	150,505
26,913	Vornado Realty Trust	623,305
		11,410,566

	Residential REITs — 19.6%
50,549	American Homes 4 Rent, Class A	1,658,513
25,765	Apartment Income REIT Corp.	995,044
25,418	Apartment Investment and Management Co., Class A	185,551
23,367	AvalonBay Communities, Inc.	4,303,968
4,690	Bluerock Residential Growth REIT, Inc.	125,457
1,984	BRT Apartments Corp.	40,295
17,797	Camden Property Trust	2,125,852
2,570	Centerspace	173,012
2,206	Clipper Realty, Inc.	15,376

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Residential REITs (Continued)
29,226	Equity LifeStyle Properties, Inc.	$1,836,562
56,559	Equity Residential	3,801,896
10,883	Essex Property Trust, Inc.	2,636,189
37,057	Independence Realty Trust, Inc.	619,964
96,880	Invitation Homes, Inc.	3,271,637
19,287	Mid-America Apartment Communities, Inc.	2,990,835
3,819	NexPoint Residential Trust, Inc.	176,476
20,602	Sun Communities, Inc.	2,788,069
51,029	UDR, Inc.	2,128,419
8,504	UMH Properties, Inc.	137,340
14,603	Washington Real Estate Investment Trust	256,429
		30,266,884

	Retail REITs — 15.0%
15,866	Acadia Realty Trust	200,229
13,333	Agree Realty Corp.	901,044
354	Alexander’s, Inc.	73,972
50,065	Brixmor Property Group, Inc.	924,701
4,087	CBL & Associates Properties, Inc.	104,668
12,164	Federal Realty Investment Trust	1,096,220
7,106	Getty Realty Corp.	191,080
11,267	InvenTrust Properties Corp.	240,325
103,338	Kimco Realty Corp.	1,902,453
36,612	Kite Realty Group Trust	630,459
35,882	Macerich (The) Co.	284,903
29,590	National Retail Properties, Inc.	1,179,457
22,268	Necessity Retail REIT (The), Inc.	130,936
8,408	NETSTREIT Corp.	149,746
19,498	Phillips Edison & Co., Inc.	546,919
103,185	Realty Income Corp.	6,005,367
25,731	Regency Centers Corp.	1,385,614
20,812	Retail Opportunity Investments Corp.	286,373
14,233	RPT Realty	107,601
2,156	Saul Centers, Inc.	80,850
54,696	Simon Property Group, Inc.	4,908,966
31,115	SITE Centers Corp.	333,242
22,780	Spirit Realty Capital, Inc.	823,725
17,440	Tanger Factory Outlet Centers, Inc.	238,579
19,628	Urban Edge Properties	261,837
5,035	Urstadt Biddle Properties, Inc., Class A	78,093
7,752	Whitestone REIT	65,582
		23,132,941

	Specialized REITs — 25.0%
37,500	CubeSmart	1,502,250
48,025	Digital Realty Trust, Inc.	4,763,119
12,528	EPR Properties	449,254
15,212	Equinix, Inc.	8,653,194
22,374	Extra Space Storage, Inc.	3,864,214
8,068	Farmland Partners, Inc.	102,222
13,605	Four Corners Property Trust, Inc.	329,105

Shares	Description	Value
	Common Stocks (Continued)
	Specialized REITs (Continued)
42,680	Gaming and Leisure Properties, Inc.	$1,888,163
5,312	Gladstone Land Corp.	96,147
48,573	Iron Mountain, Inc.	2,135,755
14,102	Life Storage, Inc.	1,561,937
14,263	National Storage Affiliates Trust	593,056
26,397	Public Storage	7,729,306
2,906	Safehold, Inc.	76,893
160,912	VICI Properties, Inc.	4,803,223
		38,547,838
	Total Common Stocks — 99.3%	153,321,317
	(Cost $209,686,472)

	Money Market Funds — 0.3%
412,735	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.77% (b)	412,735
	(Cost $412,735)

	Total Investments — 99.6%	153,734,052
	(Cost $210,099,207)
	Net Other Assets and Liabilities — 0.4%	579,693
	Net Assets — 100.0%	$154,313,745

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2022.

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$153,321,317	$153,321,317	$—	$—
Money Market Funds	412,735	412,735	—	—
Total Investments	$153,734,052	$153,734,052	$—	$—

* See Portfolio of Investments for Sub-industry breakout.

First Trust Water ETF (FIW)

Portfolio of Investments
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Beverages — 2.1%
1,898,021	Primo Water Corp.	$23,820,163

	Building Products — 10.2%
773,162	A.O. Smith Corp.	37,560,210
367,575	Advanced Drainage Systems, Inc.	45,715,303
1,356,417	Zurn Elkay Water Solutions Corp.	33,232,216
		116,507,729

	Chemicals — 3.8%
304,462	Ecolab, Inc.	43,970,402

	Commercial Services & Supplies — 4.8%
387,652	Montrose Environmental Group, Inc. (a)	13,044,490
321,368	Tetra Tech, Inc.	41,305,429
		54,349,919

	Construction & Engineering — 6.7%
596,651	AECOM	40,793,029
135,142	Valmont Industries, Inc.	36,301,844
		77,094,873

	Electronic Equipment, Instruments & Components — 4.1%
263,386	Badger Meter, Inc.	24,334,232
524,170	Itron, Inc. (a)	22,072,799
		46,407,031

	Health Care Equipment & Supplies — 4.1%
143,490	IDEXX Laboratories, Inc. (a)	46,749,042

	Life Sciences Tools & Services — 8.3%
388,928	Agilent Technologies, Inc.	47,274,198
184,802	Danaher Corp.	47,732,509
		95,006,707

	Machinery — 26.7%
679,490	Energy Recovery, Inc. (a)	14,772,113
1,066,419	Evoqua Water Technologies Corp. (a)	35,266,476
818,510	Flowserve Corp.	19,889,793
287,162	Franklin Electric Co., Inc.	23,464,007
247,900	IDEX Corp.	49,542,815
97,203	Lindsay Corp.	13,927,246
394,808	Mueller Industries, Inc.	23,467,387
1,381,870	Mueller Water Products, Inc., Class A	14,191,805
980,786	Pentair PLC	39,849,335
180,046	Watts Water Technologies, Inc., Class A	22,637,184
547,530	Xylem, Inc.	47,832,221
		304,840,382

Shares	Description	Value
	Common Stocks (Continued)
	Multi-Utilities — 3.0%
3,183,442	Algonquin Power & Utilities Corp. (b)	$34,731,352

	Professional Services — 3.0%
788,575	Stantec, Inc.	34,563,242

	Software — 3.9%
123,901	Roper Technologies, Inc.	44,559,756

	Trading Companies & Distributors — 2.1%
1,058,124	Core & Main, Inc., Class A (a)	24,061,740

	Water Utilities — 17.1%
300,591	American States Water Co.	23,431,068
336,005	American Water Works Co., Inc.	43,734,411
426,106	California Water Service Group	22,451,525
3,996,793	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	36,410,784
1,014,852	Essential Utilities, Inc.	41,994,576
175,594	Middlesex Water Co.	13,555,857
242,418	SJW Group	13,963,277
		195,541,498
	Total Common Stocks — 99.9%	1,142,203,836
	(Cost $1,206,773,743)

	Money Market Funds — 2.4%
26,781,690	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.77% (c) (d)	26,781,690
884,375	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.77% (c)	884,375
	Total Money Market Funds — 2.4%	27,666,065
	(Cost $27,666,065)

	Total Investments — 102.3%	1,169,869,901
	(Cost $1,234,439,808)
	Net Other Assets and Liabilities — (2.3)%	(26,356,749)
	Net Assets — 100.0%	$1,143,513,152

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $25,783,603 and the total value of the collateral held by the Fund is $26,781,690.
(c)	Rate shown reflects yield as of September 30, 2022.
(d)	This security serves as collateral for securities on loan.

ADR - American Depositary Receipt

First Trust Water ETF (FIW)

Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,142,203,836	$1,142,203,836	$—	$—
Money Market Funds	27,666,065	27,666,065	—	—
Total Investments	$1,169,869,901	$1,169,869,901	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Natural Gas ETF (FCG)

Portfolio of Investments
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.8%
	Gas Utilities — 1.8%
229,537	National Fuel Gas Co.	$14,128,002

	Oil, Gas & Consumable Fuels — 98.0%
182,991	Amplify Energy Corp. (a)	1,202,251
629,248	Antero Resources Corp. (a)	19,210,941
662,276	APA Corp.	22,643,216
400,391	Callon Petroleum Co. (a)	14,017,689
237,412	Chesapeake Energy Corp.	22,366,585
130,021	Chord Energy Corp.	17,782,972
162,312	Civitas Resources, Inc.	9,315,086
848,650	CNX Resources Corp. (a)	13,179,534
486,859	Comstock Resources, Inc. (a)	8,417,792
298,941	ConocoPhillips	30,593,622
312,369	Continental Resources, Inc.	20,869,373
882,081	Coterra Energy, Inc.	23,039,956
119,375	Crescent Energy, Inc., Class A (b)	1,607,981
2,604,338	Crescent Point Energy Corp.	16,042,722
1,096,801	DCP Midstream, L.P. (c)	41,206,814
424,670	Devon Energy Corp.	25,535,407
219,913	Diamondback Energy, Inc.	26,490,720
403,580	Earthstone Energy, Inc., Class A (a) (b)	4,972,106
751,951	Enerplus Corp.	10,655,146
258,491	EOG Resources, Inc.	28,881,199
556,124	EQT Corp.	22,662,053
76,685	Gulfport Energy Corp. (a)	6,770,519
231,374	Hess Corp.	25,217,452
1,473,005	Hess Midstream, L.P., Class A (b) (c) (d)	37,591,088
1,446,162	Kosmos Energy Ltd. (a)	7,476,658
114,165	Laredo Petroleum, Inc. (a)	7,175,270
542,538	Magnolia Oil & Gas Corp., Class A	10,747,678
1,118,706	Marathon Oil Corp.	25,260,381
343,096	Matador Resources Co.	16,784,256
402,284	Murphy Oil Corp.	14,148,328
258,521	Northern Oil and Gas, Inc.	7,086,061
299,938	Obsidian Energy Ltd. (a)	2,150,555
451,216	Occidental Petroleum Corp.	27,727,224
461,769	Ovintiv, Inc.	21,241,374
311,141	PDC Energy, Inc.	17,980,838
1,490,770	Permian Resources Corp. (a) (b)	10,137,236
121,118	Pioneer Natural Resources Co.	26,225,681
705,265	Range Resources Corp.	17,814,994
87,404	Ranger Oil Corp., Class A	2,748,856
27,125	Riley Exploration Permian, Inc. (b)	514,833
194,937	SandRidge Energy, Inc. (a)	3,179,422
120,003	SilverBow Resources, Inc. (a) (b)	3,225,681
433,081	SM Energy Co.	16,288,176
3,003,120	Southwestern Energy Co. (a)	18,379,094
328,800	Talos Energy, Inc. (a)	5,474,520
3,408,075	Tellurian, Inc. (a) (b)	8,145,299
535,906	Vermilion Energy, Inc.	11,479,107
838,924	W&T Offshore, Inc. (a)	4,916,095

Shares	Description	Value
	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
1,483,498	Western Midstream Partners, L.P. (c)	$37,324,810
776,928	Woodside Energy Group Ltd., ADR (b)	15,662,868
		789,567,519
	Total Common Stocks — 99.8%	803,695,521
	(Cost $794,178,629)

	Money Market Funds — 5.8%
45,141,520	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.77% (e) (f)	45,141,520
1,629,828	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.77% (e)	1,629,828
	Total Money Market Funds — 5.8%	46,771,348
	(Cost $46,771,348)

	Total Investments — 105.6%	850,466,869
	(Cost $840,949,977)
	Net Other Assets and Liabilities — (5.6)%	(44,903,330)
	Net Assets — 100.0%	$805,563,539

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $43,710,529 and the total value of the collateral held by the Fund is $45,141,520.
(c)	Security is a Master Limited Partnership (“MLP”).
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Rate shown reflects yield as of September 30, 2022.
(f)	This security serves as collateral for securities on loan.

ADR - American Depositary Receipt

First Trust Natural Gas ETF (FCG)

Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$803,695,521	$803,695,521	$—	$—
Money Market Funds	46,771,348	46,771,348	—	—
Total Investments	$850,466,869	$850,466,869	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Chindia ETF (FNI)

Portfolio of Investments
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Air Freight & Logistics — 0.7%
29,780	ZTO Express Cayman, Inc., ADR	$715,613

	Automobiles — 10.8%
93,095	Li Auto, Inc., ADR (a)	2,142,116
268,418	NIO, Inc., ADR (a)	4,232,952
163,782	Tata Motors Ltd., ADR (a)	3,973,351
99,315	XPeng, Inc., ADR (a)	1,186,814
		11,535,233

	Banks — 16.2%
141,891	HDFC Bank Ltd., ADR	8,289,272
424,345	ICICI Bank Ltd., ADR	8,898,515
		17,187,787

	Biotechnology — 1.2%
92,216	I-Mab, ADR (a)	369,786
27,570	Zai Lab Ltd., ADR (a)	942,894
		1,312,680

	Capital Markets — 0.8%
21,854	Futu Holdings Ltd., ADR (a)	814,936

	Consumer Finance — 0.9%
51,003	360 DigiTech, Inc., ADR	653,858
127,548	Lufax Holding Ltd., ADR	323,972
		977,830

	Diversified Consumer Services — 2.3%
61,430	New Oriental Education & Technology Group, Inc., ADR (a)	1,472,477
195,677	TAL Education Group, ADR (a)	966,645
		2,439,122

	Entertainment — 4.9%
35,896	Bilibili, Inc., ADR (a) (b)	549,927
195,677	iQIYI, Inc., ADR (a)	530,285
44,999	NetEase, Inc., ADR	3,401,924
191,932	Tencent Music Entertainment Group, ADR (a)	779,244
		5,261,380

	Hotels, Restaurants & Leisure — 5.8%
24,685	H World Group Ltd., ADR	827,935
84,378	MakeMyTrip Ltd. (a)	2,590,405
142,248	Melco Resorts & Entertainment Ltd., ADR (a)	943,104
36,368	Trip.com Group Ltd., ADR (a)	993,210
17,648	Yum China Holdings, Inc.	835,280
		6,189,934

	Independent Power and Renewable Electricity Producers — 2.2%
53,989	Azure Power Global Ltd. (a) (b)	299,099

Shares	Description	Value
	Common Stocks (Continued)
	Independent Power and Renewable Electricity Producers (Continued)
333,414	ReNew Energy Global PLC, Class A (a)	$2,007,152
		2,306,251

	Interactive Media & Services — 5.5%
22,077	Autohome, Inc., ADR	634,934
33,258	Baidu, Inc., ADR (a)	3,907,482
39,677	Kanzhun Ltd., ADR (a)	669,748
36,467	Weibo Corp., ADR (a)	623,586
		5,835,750

	Internet & Direct Marketing Retail — 24.0%
85,046	Alibaba Group Holding Ltd., ADR (a)	6,802,830
106,262	Dada Nexus Ltd., ADR (a)	502,619
145,557	JD.com, Inc., ADR	7,321,517
162,237	Pinduoduo, Inc., ADR (a)	10,152,791
86,266	Vipshop Holdings Ltd., ADR (a)	725,497
		25,505,254

	IT Services — 14.4%
28,663	GDS Holdings Ltd., ADR (a) (b)	506,189
433,120	Infosys Ltd., ADR	7,350,046
166,447	Kingsoft Cloud Holdings Ltd., ADR (a)	331,230
141,996	Vnet Group, Inc., ADR (a)	780,978
780,567	Wipro Ltd., ADR	3,676,471
32,072	WNS (Holdings) Ltd., ADR (a)	2,624,772
		15,269,686

	Pharmaceuticals — 4.8%
84,332	Dr. Reddy’s Laboratories Ltd., ADR	4,413,937
76,262	HUTCHMED China Ltd., ADR (a) (b)	675,681
		5,089,618

	Real Estate Management & Development — 2.9%
174,171	KE Holdings, Inc., ADR (a)	3,051,476

	Road & Rail — 0.7%
115,769	Full Truck Alliance Co., Ltd., ADR (a)	758,287

	Semiconductors & Semiconductor Equipment — 1.5%
16,406	Daqo New Energy Corp., ADR (a)	870,830
13,094	JinkoSolar Holding Co., Ltd., ADR (a)	725,277
		1,596,107

First Trust Chindia ETF (FNI)

Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Tobacco — 0.4%
405,190	RLX Technology, Inc., ADR (a)	$425,450
	Total Common Stocks — 100.0%	106,272,394
	(Cost $148,400,816)

Principal Value	Description	Value
	Repurchase Agreements — 1.7%
$1,000,000	Citigroup, Inc., 2.98% (c), dated 09/30/22, due 10/03/22, with a maturity value of $1,000,083. Collateralized by U.S. Treasury Securities, interest rates of 0.13% to 6.13%, due 01/31/23 to 08/15/52. The value of the collateral including accrued interest is $1,020,000. (d)	1,000,000
781,129	Daiwa Capital Markets America, Inc., 2.96% (c), dated 09/30/22, due 10/03/22, with a maturity value of $781,193. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 6.13%, due 12/22/22 to 08/15/51. The value of the collateral including accrued interest is $796,752. (d)	781,129
	Total Repurchase Agreements — 1.7%	1,781,129
	(Cost $1,781,129)

	Total Investments — 101.7%	108,053,523
	(Cost $150,181,945)
	Net Other Assets and Liabilities — (1.7)%	(1,802,811)
	Net Assets — 100.0%	$106,250,712

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $1,749,196 and the total value of the collateral held by the Fund is $1,781,129.
(c)	Rate shown reflects yield as of September 30, 2022.
(d)	This security serves as collateral for securities on loan.

ADR - American Depositary Receipt

First Trust Chindia ETF (FNI)

Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$106,272,394	$106,272,394	$—	$—
Repurchase Agreements	1,781,129	—	1,781,129	—
Total Investments	$108,053,523	$106,272,394	$1,781,129	$—

* See Portfolio of Investments for industry breakout.

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Banks — 92.1%
9,366	1st Source Corp.	$433,646
3,239	ACNB Corp. (a)	97,300
11,658	Amalgamated Financial Corp.	262,888
12,831	Amerant Bancorp, Inc.	318,722
4,051	American National Bankshares, Inc.	129,429
26,348	Ameris Bancorp	1,178,019
6,271	Arrow Financial Corp.	180,730
28,377	Atlantic Union Bankshares Corp.	862,093
12,455	BancFirst Corp.	1,114,349
21,484	Bancorp (The), Inc. (b)	472,218
3,458	Bank First Corp. (a)	264,468
6,084	Bank of Marin Bancorp	182,216
44,941	Bank OZK	1,777,866
2,949	Bankwell Financial Group, Inc.	85,845
12,988	Banner Corp.	767,331
5,066	BayCom Corp.	89,060
6,451	BCB Bancorp, Inc.	108,570
29,130	Brookline Bancorp, Inc.	339,364
8,577	Business First Bancshares, Inc.	184,663
2,662	Cambridge Bancorp	212,268
5,556	Camden National Corp.	236,686
6,442	Capital City Bank Group, Inc.	200,411
8,337	Capstar Financial Holdings, Inc.	154,485
9,336	Carter Bankshares, Inc. (b)	150,310
28,289	Cathay General Bancorp	1,087,995
9,315	CBTX, Inc.	272,464
5,885	Citizens & Northern Corp.	142,299
5,643	City Holding Co.	500,478
5,857	Civista Bancshares, Inc.	121,591
6,405	CNB Financial Corp.	150,966
4,920	Coastal Financial Corp. (b)	195,521
6,706	Colony Bankcorp, Inc. (a)	87,379
29,876	Columbia Banking System, Inc.	863,118
45,540	Commerce Bancshares, Inc.	3,012,926
6,800	Community Trust Bancorp, Inc.	275,740
14,907	ConnectOne Bancorp, Inc.	343,755
18,732	CrossFirst Bankshares, Inc. (b)	244,453
53,104	CVB Financial Corp.	1,344,593
14,662	Dime Community Bancshares, Inc.	429,303
12,188	Eagle Bancorp, Inc.	546,266
14,139	Enterprise Financial Services Corp.	622,682
6,113	Equity Bancshares, Inc., Class A	181,128
3,070	Esquire Financial Holdings, Inc.	115,278
4,963	Farmers & Merchants Bancorp, Inc. (a)	133,356
12,939	Farmers National Banc Corp.	169,372
5,825	Financial Institutions, Inc.	140,208
13,559	First Bancorp	495,988
9,128	First Bancshares (The), Inc.	272,653
7,384	First Bank	100,939
20,975	First Busey Corp.	461,030
3,220	First Business Financial Services, Inc.	104,038
6,235	First Community Bankshares, Inc.	199,707
36,040	First Financial Bancorp	759,723

Shares	Description	Value
	Common Stocks (Continued)
	Banks (Continued)
54,147	First Financial Bankshares, Inc.	$2,264,969
4,570	First Financial Corp.	206,518
21,420	First Foundation, Inc.	388,559
4,071	First Guaranty Bancshares, Inc. (a)	89,073
48,509	First Hawaiian, Inc.	1,194,777
3,574	First Internet Bancorp	121,016
40,577	First Interstate BancSystem, Inc., Class A	1,637,282
22,598	First Merchants Corp.	874,091
7,770	First Mid Bancshares, Inc.	248,407
8,681	First of Long Island (The) Corp.	149,660
3,604	First Western Financial, Inc. (b)	88,839
6,551	Five Star Bancorp	185,786
11,389	Flushing Financial Corp.	220,605
63,573	Fulton Financial Corp.	1,004,453
5,307	FVCBankcorp, Inc. (b)	101,735
11,200	German American Bancorp, Inc.	399,952
4,680	Great Southern Bancorp, Inc.	267,088
4,523	Guaranty Bancshares, Inc.	156,451
32,561	Hancock Whitney Corp.	1,491,619
11,580	Hanmi Financial Corp.	274,214
19,059	HarborOne Bancorp, Inc.	255,772
16,121	Heartland Financial USA, Inc.	699,007
23,046	Heritage Commerce Corp.	261,342
13,335	Heritage Financial Corp.	352,977
7,110	HomeStreet, Inc.	204,839
5,972	HomeTrust Bancshares, Inc.	131,981
45,385	Hope Bancorp, Inc.	573,666
16,552	Horizon Bancorp, Inc.	297,274
17,436	Independent Bank Corp.	1,299,505
7,998	Independent Bank Corp./MI	152,762
15,639	Independent Bank Group, Inc.	960,078
23,644	International Bancshares Corp.	1,004,870
24,616	Lakeland Bancorp, Inc.	394,102
9,630	Lakeland Financial Corp.	701,160
16,666	Live Oak Bancshares, Inc.	509,980
13,012	Macatawa Bank Corp.	120,491
6,025	Mercantile Bank Corp.	179,003
9,667	Metrocity Bankshares, Inc.	189,860
6,032	Mid Penn Bancorp, Inc.	173,299
8,383	Midland States Bancorp, Inc.	197,587
5,934	MidWestOne Financial Group, Inc.	161,939
4,645	MVB Financial Corp.	129,270
16,273	NBT Bancorp, Inc.	617,560
2,904	Northeast Bank	106,490
2,158	Northrim BanCorp, Inc.	89,686
48,196	Northwest Bancshares, Inc.	651,128
22,462	OceanFirst Financial Corp.	418,692
111,261	Old National Bancorp	1,832,469
16,928	Old Second Bancorp, Inc.	220,910
11,620	Origin Bancorp, Inc.	447,021
4,055	Orrstown Financial Services, Inc.	96,996
36,072	Pacific Premier Bancorp, Inc.	1,116,789
44,738	PacWest Bancorp	1,011,079
4,526	Parke Bancorp, Inc.	94,865

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Banks (Continued)
11,036	Pathward Financial, Inc.	$363,747
5,682	PCB Bancorp	102,674
6,910	Peapack-Gladstone Financial Corp.	232,522
10,749	Peoples Bancorp, Inc.	310,969
2,724	Peoples Financial Services Corp.	127,592
29,028	Pinnacle Financial Partners, Inc.	2,354,171
5,454	Preferred Bank	355,764
13,510	Premier Financial Corp.	347,207
9,364	Primis Financial Corp.	113,585
5,232	Professional Holding Corp., Class A (b)	135,718
6,483	QCR Holdings, Inc.	330,244
7,225	RBB Bancorp	150,136
21,253	Renasant Corp.	664,794
6,678	Republic Bancorp, Inc., Class A	255,767
24,218	Republic First Bancorp, Inc. (b)	68,537
14,870	S&T Bancorp, Inc.	435,840
16,959	Sandy Spring Bancorp, Inc.	597,974
23,329	Seacoast Banking Corp. of Florida	705,236
7,540	Shore Bancshares, Inc.	130,593
5,733	Sierra Bancorp	113,227
48,744	Simmons First National Corp., Class A	1,062,132
6,419	SmartFinancial, Inc.	158,613
3,036	Southern First Bancshares, Inc. (b)	126,480
12,195	Southside Bancshares, Inc.	431,215
28,743	SouthState Corp.	2,274,146
11,109	Stock Yards Bancorp, Inc.	755,523
18,949	Texas Capital Bancshares, Inc. (b)	1,118,559
5,129	Third Coast Bancshares, Inc. (b)	87,757
27,634	TowneBank	741,420
12,667	TriCo Bancshares	565,582
9,293	Triumph Bancorp, Inc. (b)	505,075
23,248	Trustmark Corp.	712,086
18,350	UMB Financial Corp.	1,546,722
51,127	United Bankshares, Inc.	1,827,790
40,290	United Community Banks, Inc.	1,333,599
3,992	Unity Bancorp, Inc.	100,239
11,150	Univest Financial Corp.	261,802
7,598	USCB Financial Holdings, Inc. (a) (b)	99,610
192,342	Valley National Bancorp	2,077,294
20,504	Veritex Holdings, Inc.	545,201
24,815	Washington Federal, Inc.	743,954
6,523	Washington Trust Bancorp, Inc.	303,189
22,680	WesBanco, Inc.	756,832
6,321	West BanCorp, Inc.	131,540
10,222	Westamerica BanCorp	534,508
23,072	Wintrust Financial Corp.	1,881,522
		78,776,116

	IT Services — 0.2%
5,188	Cass Information Systems, Inc.	179,972

Shares	Description	Value
	Common Stocks (Continued)
	Thrifts & Mortgage Finance — 7.6%
10,795	Blue Foundry Bancorp (b)	$120,364
10,477	Bridgewater Bancshares, Inc. (b)	172,556
52,748	Capitol Federal Financial, Inc.	437,808
41,975	Columbia Financial, Inc. (b)	886,932
2,935	FS Bancorp, Inc.	80,008
3,234	Greene County Bancorp, Inc. (a)	185,211
815	Hingham Institution for Savings	204,655
3,156	Home Bancorp, Inc.	123,052
25,917	Kearny Financial Corp.	275,239
19,402	Luther Burbank Corp.	225,451
16,375	Merchants Bancorp	377,771
18,389	Northfield Bancorp, Inc.	263,147
9,394	Ponce Financial Group, Inc. (b)	86,049
3,536	Southern Missouri Bancorp, Inc.	180,442
106,584	TFS Financial Corp.	1,385,592
7,266	TrustCo Bank Corp.	228,298
8,591	Waterstone Financial, Inc.	138,831
24,126	WSFS Financial Corp.	1,120,894
		6,492,300
	Total Common Stocks — 99.9%	85,448,388
	(Cost $100,118,869)

	Money Market Funds — 0.9%
758,776	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.77% (c) (d)	758,776
	(Cost $758,776)

	Total Investments — 100.8%	86,207,164
	(Cost $100,877,645)
	Net Other Assets and Liabilities — (0.8)%	(695,931)
	Net Assets — 100.0%	$85,511,233

(a)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $735,261 and the total value of the collateral held by the Fund is $758,776.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of September 30, 2022.
(d)	This security serves as collateral for securities on loan.

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$85,448,388	$85,448,388	$—	$—
Money Market Funds	758,776	758,776	—	—
Total Investments	$86,207,164	$86,207,164	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund

September 30, 2022 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, Clean Edge®, OMX®, Nasdaq OMX®, Nasdaq-100® Equal Weighted Index, Nasdaq-100® Ex-Tech Sector Index, The Capital Strength IndexSM, ISE Clean Edge Water IndexTM, ISE-Revere Natural Gas IndexTM, Nasdaq OMX® ABA Community Bank Index and Nasdaq-100 Technology Sector IndexSM (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc., Clean Edge, Inc., and American Bankers Association, respectively, (together with their affiliates hereinafter referred to as the “Corporations”), and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

S&P United States REIT Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P on their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for the errors, omissions or interruptions of the Index.

First Trust Dividend Strength ETF (FTDS)

Portfolio of Investments
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Aerospace & Defense — 4.4%
1,614	Huntington Ingalls Industries, Inc.	$357,501
829	Lockheed Martin Corp.	320,234
		677,735

	Air Freight & Logistics — 1.9%
1,809	United Parcel Service, Inc., Class B	292,226

	Banks — 15.0%
4,419	Comerica, Inc.	314,191
2,114	M&T Bank Corp.	372,740
2,153	PNC Financial Services Group (The), Inc.	321,701
4,320	Popular, Inc.	311,299
17,209	Regions Financial Corp.	345,385
9,108	Synovus Financial Corp.	341,641
6,523	Zions Bancorp N.A.	331,760
		2,338,717

	Building Products — 2.4%
2,549	Trane Technologies PLC	369,121

	Capital Markets — 5.7%
550	BlackRock, Inc.	302,654
3,326	Northern Trust Corp.	284,572
2,862	T. Rowe Price Group, Inc.	300,539
		887,765

	Chemicals — 5.3%
3,037	Celanese Corp.	274,363
3,724	Eastman Chemical Co.	264,590
11,467	Huntsman Corp.	281,400
		820,353

	Containers & Packaging — 1.8%
2,432	Packaging Corp. of America	273,089

	Food Products — 5.6%
3,846	Ingredion, Inc.	309,680
5,437	Mondelez International, Inc., Class A	298,110
4,031	Tyson Foods, Inc., Class A	265,764
		873,554

	Household Durables — 3.7%
3,306	Garmin Ltd.	265,505
4,229	Lennar Corp., Class A	315,272
		580,777

	Insurance — 10.7%
6,081	Aflac, Inc.	341,752
2,698	Allstate (The) Corp.	335,982
8,996	Fidelity National Financial, Inc.	325,655
6,125	First American Financial Corp.	282,363
5,268	Principal Financial Group, Inc.	380,086
		1,665,838

	IT Services — 1.8%
20,223	Western Union (The) Co.	273,011

Shares	Description	Value
	Common Stocks (Continued)
	Machinery — 12.1%
3,592	AGCO Corp.	$345,443
1,905	Caterpillar, Inc.	312,572
1,682	Cummins, Inc.	342,304
1,330	Parker-Hannifin Corp.	322,272
1,669	Snap-on, Inc.	336,053
3,083	Stanley Black & Decker, Inc.	231,873
		1,890,517

	Metals & Mining — 2.1%
1,871	Reliance Steel & Aluminum Co.	326,321

	Multiline Retail — 2.1%
2,252	Target Corp.	334,174

	Oil, Gas & Consumable Fuels — 2.6%
3,984	ConocoPhillips	407,723

	Pharmaceuticals — 1.9%
3,478	Merck & Co., Inc.	299,525

	Professional Services — 2.1%
4,308	Robert Half International, Inc.	329,562

	Road & Rail — 3.9%
1,449	Norfolk Southern Corp.	303,783
1,579	Union Pacific Corp.	307,621
		611,404

	Semiconductors & Semiconductor Equipment — 4.9%
8,551	Intel Corp.	220,359
2,287	QUALCOMM, Inc.	258,385
3,268	Skyworks Solutions, Inc.	278,663
		757,407

	Specialty Retail — 7.9%
4,557	Best Buy Co., Inc.	288,640
1,129	Home Depot (The), Inc.	311,536
5,453	TJX (The) Cos., Inc.	338,740
2,504	Williams-Sonoma, Inc.	295,097
		1,234,013

	Technology Hardware, Storage & Peripherals — 2.0%
5,007	NetApp, Inc.	309,683
	Total Common Stocks — 99.9%	15,552,515
	(Cost $17,762,134)

	Money Market Funds — 0.1%
15,516	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.77% (a)	15,516
	(Cost $15,516)

First Trust Dividend Strength ETF (FTDS)

Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Description	Value

Total Investments — 100.0%	$15,568,031
(Cost $17,777,650)
Net Other Assets and Liabilities — (0.0)%	(2,769)
Net Assets — 100.0%	$15,565,262

(a)	Rate shown reflects yield as of September 30, 2022.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$15,552,515	$15,552,515	$—	$—
Money Market Funds	15,516	15,516	—	—
Total Investments	$15,568,031	$15,568,031	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.8%
	Aerospace & Defense — 1.7%
81	Boeing (The) Co. (a)	$9,808
33	General Dynamics Corp.	7,002
6	HEICO Corp.	864
53	Howmet Aerospace, Inc.	1,639
24	L3Harris Technologies, Inc.	4,988
32	Lockheed Martin Corp.	12,361
20	Northrop Grumman Corp.	9,407
190	Raytheon Technologies Corp.	15,553
24	Textron, Inc.	1,398
5	TransDigm Group, Inc.	2,624
		65,644

	Air Freight & Logistics — 0.6%
16	C.H. Robinson Worldwide, Inc.	1,541
20	Expeditors International of Washington, Inc.	1,766
31	FedEx Corp.	4,603
94	United Parcel Service, Inc., Class B	15,185
		23,095

	Airlines — 0.1%
87	Delta Air Lines, Inc. (a)	2,441
68	Southwest Airlines Co. (a)	2,097
		4,538

	Auto Components — 0.1%
37	Aptiv PLC (a)	2,894

	Automobiles — 2.8%
537	Ford Motor Co.	6,014
187	General Motors Co.	6,001
88	Lucid Group, Inc. (a)	1,229
57	Rivian Automotive, Inc., Class A (a)	1,876
359	Tesla, Inc. (a)	95,225
		110,345

	Banks — 3.7%
950	Bank of America Corp.	28,690
263	Citigroup, Inc.	10,959
59	Citizens Financial Group, Inc.	2,027
81	Fifth Third Bancorp	2,589
22	First Republic Bank	2,872
182	Huntington Bancshares, Inc.	2,399
399	JPMorgan Chase & Co.	41,695
108	KeyCorp	1,730
22	M&T Bank Corp.	3,879
55	PNC Financial Services Group (The), Inc.	8,218
119	Regions Financial Corp.	2,388
7	SVB Financial Group (a)	2,350
181	Truist Financial Corp.	7,881
186	U.S. Bancorp	7,500
516	Wells Fargo & Co.	20,754
		145,931

Shares	Description	Value
	Common Stocks (Continued)
	Beverages — 1.9%
42	Brown-Forman Corp., Class B	$2,796
536	Coca-Cola (The) Co.	30,027
22	Constellation Brands, Inc., Class A	5,053
118	Keurig Dr Pepper, Inc.	4,227
51	Monster Beverage Corp. (a)	4,435
179	PepsiCo, Inc.	29,223
		75,761

	Biotechnology — 2.4%
241	AbbVie, Inc.	32,345
10	Alnylam Pharmaceuticals, Inc. (a)	2,002
69	Amgen, Inc.	15,553
17	Biogen, Inc. (a)	4,539
22	BioMarin Pharmaceutical, Inc. (a)	1,865
158	Gilead Sciences, Inc.	9,747
30	Horizon Therapeutics PLC (a)	1,857
29	Incyte Corp. (a)	1,932
46	Moderna, Inc. (a)	5,439
11	Regeneron Pharmaceuticals, Inc. (a)	7,577
22	Seagen, Inc. (a)	3,010
31	Vertex Pharmaceuticals, Inc. (a)	8,976
		94,842

	Building Products — 0.4%
7	Carlisle Cos., Inc.	1,963
85	Carrier Global Corp.	3,023
88	Johnson Controls International PLC	4,331
29	Masco Corp.	1,354
28	Trane Technologies PLC	4,055
		14,726

	Capital Markets — 3.3%
13	Ameriprise Financial, Inc.	3,275
101	Bank of New York Mellon (The) Corp.	3,891
20	BlackRock, Inc.	11,006
95	Blackstone, Inc.	7,952
37	Carlyle Group (The), Inc.	956
13	Cboe Global Markets, Inc.	1,526
208	Charles Schwab (The) Corp.	14,949
44	CME Group, Inc.	7,794
4	FactSet Research Systems, Inc.	1,600
41	Franklin Resources, Inc.	882
47	Goldman Sachs Group (The), Inc.	13,773
77	Intercontinental Exchange, Inc.	6,957
105	KKR & Co., Inc.	4,515
10	LPL Financial Holdings, Inc.	2,185
22	Moody’s Corp.	5,348
181	Morgan Stanley	14,301
10	MSCI, Inc.	4,218
46	Nasdaq, Inc.	2,607
27	Northern Trust Corp.	2,310
25	Raymond James Financial, Inc.	2,471
44	S&P Global, Inc.	13,435
47	State Street Corp.	2,858

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Capital Markets (Continued)
28	T. Rowe Price Group, Inc.	$2,940
		131,749

	Chemicals — 1.3%
29	Air Products and Chemicals, Inc.	6,749
17	Albemarle Corp.	4,495
13	Celanese Corp.	1,174
22	CF Industries Holdings, Inc.	2,117
93	Corteva, Inc.	5,315
97	Dow, Inc.	4,261
68	DuPont de Nemours, Inc.	3,427
14	Eastman Chemical Co.	995
35	Ecolab, Inc.	5,055
17	FMC Corp.	1,797
32	International Flavors & Fragrances, Inc.	2,907
29	LyondellBasell Industries N.V., Class A	2,183
41	Mosaic (The) Co.	1,982
30	PPG Industries, Inc.	3,321
32	Sherwin-Williams (The) Co.	6,552
4	Westlake Corp.	348
		52,678

	Commercial Services & Supplies — 0.5%
12	Cintas Corp.	4,658
31	Copart, Inc. (a)	3,299
29	Republic Services, Inc.	3,945
38	Rollins, Inc.	1,318
53	Waste Management, Inc.	8,491
		21,711

	Communications Equipment — 0.7%
35	Arista Networks, Inc. (a)	3,951
536	Cisco Systems, Inc.	21,440
19	Motorola Solutions, Inc.	4,256
		29,647

	Construction & Engineering — 0.1%
19	Quanta Services, Inc.	2,420

	Construction Materials — 0.1%
8	Martin Marietta Materials, Inc.	2,577
16	Vulcan Materials Co.	2,523
		5,100

	Consumer Finance — 0.5%
82	American Express Co.	11,063
49	Capital One Financial Corp.	4,516
33	Discover Financial Services	3,000
53	Synchrony Financial	1,494
		20,073

	Containers & Packaging — 0.1%
10	Avery Dennison Corp.	1,627

Shares	Description	Value
	Common Stocks (Continued)
	Containers & Packaging (Continued)
37	Ball Corp.	$1,788
42	International Paper Co.	1,331
12	Packaging Corp. of America	1,348
		6,094

	Distributors — 0.1%
18	Genuine Parts Co.	2,688
38	LKQ Corp.	1,791
4	Pool Corp.	1,273
		5,752

	Diversified Financial Services — 1.2%
47	Apollo Global Management, Inc.	2,186
167	Berkshire Hathaway, Inc., Class B (a)	44,592
		46,778

	Diversified Telecommunication Services — 0.9%
969	AT&T, Inc.	14,864
572	Verizon Communications, Inc.	21,719
		36,583

	Electric Utilities — 1.9%
31	Alliant Energy Corp.	1,643
65	American Electric Power Co., Inc.	5,619
36	Constellation Energy Corp.	2,995
100	Duke Energy Corp.	9,302
46	Edison International	2,603
25	Entergy Corp.	2,516
27	Evergy, Inc.	1,604
43	Eversource Energy	3,352
128	Exelon Corp.	4,795
74	FirstEnergy Corp.	2,738
267	NextEra Energy, Inc.	20,935
189	PG&E Corp. (a)	2,362
95	PPL Corp.	2,408
128	Southern (The) Co.	8,704
65	Xcel Energy, Inc.	4,160
		75,736

	Electrical Equipment — 0.6%
32	AMETEK, Inc.	3,629
54	Eaton Corp. PLC	7,201
80	Emerson Electric Co.	5,858
8	Generac Holdings, Inc. (a)	1,425
67	Plug Power, Inc. (a)	1,408
16	Rockwell Automation, Inc.	3,442
		22,963

	Electronic Equipment, Instruments & Components — 0.6%
70	Amphenol Corp., Class A	4,687
19	CDW Corp.	2,966
104	Corning, Inc.	3,018
22	Keysight Technologies, Inc. (a)	3,462

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
38	TE Connectivity Ltd.	$4,194
5	Teledyne Technologies, Inc. (a)	1,687
30	Trimble, Inc. (a)	1,628
7	Zebra Technologies Corp., Class A (a)	1,834
		23,476

	Energy Equipment & Services — 0.3%
107	Baker Hughes Co.	2,243
101	Halliburton Co.	2,486
183	Schlumberger N.V.	6,570
		11,299

	Entertainment — 1.3%
33	Electronic Arts, Inc.	3,818
22	Liberty Media Corp.-Liberty Formula One, Class C (a)	1,287
19	Live Nation Entertainment, Inc. (a)	1,445
61	Netflix, Inc. (a)	14,362
63	ROBLOX Corp., Class A (a)	2,258
19	Take-Two Interactive Software, Inc. (a)	2,071
247	Walt Disney (The) Co. (a)	23,299
304	Warner Bros Discovery, Inc. (a)	3,496
		52,036

	Equity Real Estate Investment Trusts — 2.7%
20	Alexandria Real Estate Equities, Inc.	2,804
37	American Homes 4 Rent, Class A	1,214
64	American Tower Corp.	13,741
17	AvalonBay Communities, Inc.	3,131
18	Boston Properties, Inc.	1,349
13	Camden Property Trust	1,553
55	Crown Castle, Inc.	7,950
37	Digital Realty Trust, Inc.	3,670
11	Equinix, Inc.	6,257
22	Equity LifeStyle Properties, Inc.	1,383
43	Equity Residential	2,890
8	Essex Property Trust, Inc.	1,938
16	Extra Space Storage, Inc.	2,763
31	Gaming and Leisure Properties, Inc.	1,371
68	Healthpeak Properties, Inc.	1,559
91	Host Hotels & Resorts, Inc.	1,445
79	Invitation Homes, Inc.	2,668
33	Iron Mountain, Inc.	1,451
80	Kimco Realty Corp.	1,473
14	Mid-America Apartment Communities, Inc.	2,171
94	Prologis, Inc.	9,550
19	Public Storage	5,563
80	Realty Income Corp.	4,656
13	SBA Communications Corp.	3,700
41	Simon Property Group, Inc.	3,680

Shares	Description	Value
	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
17	Sun Communities, Inc.	$2,301
39	UDR, Inc.	1,627
48	Ventas, Inc.	1,928
98	VICI Properties, Inc.	2,925
58	Welltower, Inc.	3,731
94	Weyerhaeuser Co.	2,685
26	WP Carey, Inc.	1,815
		106,942

	Food & Staples Retailing — 1.7%
44	Albertsons Cos., Inc., Class A	1,094
60	Costco Wholesale Corp.	28,336
85	Kroger (The) Co.	3,719
69	Sysco Corp.	4,879
97	Walgreens Boots Alliance, Inc.	3,046
197	Walmart, Inc.	25,551
		66,625

	Food Products — 1.1%
65	Archer-Daniels-Midland Co.	5,229
18	Bunge Ltd.	1,486
28	Campbell Soup Co.	1,320
58	Conagra Brands, Inc.	1,893
71	General Mills, Inc.	5,439
19	Hershey (The) Co.	4,189
40	Hormel Foods Corp.	1,818
13	J.M. Smucker (The) Co.	1,786
30	Kellogg Co.	2,090
109	Kraft Heinz (The) Co.	3,635
28	McCormick & Co., Inc.	1,996
187	Mondelez International, Inc., Class A	10,253
38	Tyson Foods, Inc., Class A	2,505
		43,639

	Gas Utilities — 0.0%
17	Atmos Energy Corp.	1,731

	Health Care Equipment & Supplies — 2.6%
239	Abbott Laboratories	23,126
5	ABIOMED, Inc. (a)	1,228
11	Align Technology, Inc. (a)	2,278
62	Baxter International, Inc.	3,339
35	Becton, Dickinson and Co.	7,799
194	Boston Scientific Corp. (a)	7,514
6	Cooper (The) Cos., Inc.	1,583
50	Dexcom, Inc. (a)	4,027
79	Edwards Lifesciences Corp. (a)	6,528
31	Hologic, Inc. (a)	2,000
10	IDEXX Laboratories, Inc. (a)	3,258
6	Insulet Corp. (a)	1,376
45	Intuitive Surgical, Inc. (a)	8,435
172	Medtronic PLC	13,889
19	ResMed, Inc.	4,148
12	STERIS PLC	1,995

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
46	Stryker Corp.	$9,317
27	Zimmer Biomet Holdings, Inc.	2,823
		104,663

	Health Care Providers & Services — 3.5%
21	AmerisourceBergen Corp.	2,842
35	Cardinal Health, Inc.	2,334
63	Centene Corp. (a)	4,902
40	Cigna Corp.	11,099
178	CVS Health Corp.	16,976
32	Elevance Health, Inc.	14,536
29	HCA Healthcare, Inc.	5,330
17	Humana, Inc.	8,248
11	Laboratory Corp. of America Holdings	2,253
19	McKesson Corp.	6,457
6	Molina Healthcare, Inc. (a)	1,979
15	Quest Diagnostics, Inc.	1,840
121	UnitedHealth Group, Inc.	61,110
		139,906

	Health Care Technology — 0.1%
16	Veeva Systems, Inc., Class A (a)	2,638

	Hotels, Restaurants & Leisure — 2.0%
54	Airbnb, Inc., Class A (a)	5,672
5	Booking Holdings, Inc. (a)	8,216
4	Chipotle Mexican Grill, Inc. (a)	6,011
13	Darden Restaurants, Inc.	1,642
5	Domino’s Pizza, Inc.	1,551
20	Expedia Group, Inc. (a)	1,874
35	Hilton Worldwide Holdings, Inc.	4,222
44	Las Vegas Sands Corp. (a)	1,651
39	Marriott International, Inc., Class A	5,465
101	McDonald’s Corp.	23,305
41	MGM Resorts International	1,218
156	Starbucks Corp.	13,145
38	Yum! Brands, Inc.	4,041
		78,013

	Household Durables — 0.3%
37	D.R. Horton, Inc.	2,492
19	Garmin Ltd.	1,526
31	Lennar Corp., Class A	2,311
1	NVR, Inc. (a)	3,987
		10,316

	Household Products — 1.5%
32	Church & Dwight Co., Inc.	2,286
16	Clorox (The) Co.	2,054
113	Colgate-Palmolive Co.	7,939
44	Kimberly-Clark Corp.	4,952
325	Procter & Gamble (The) Co.	41,031
		58,262

Shares	Description	Value
	Common Stocks (Continued)
	Independent Power and Renewable Electricity Producers — 0.0%
73	AES (The) Corp.	$1,650

	Industrial Conglomerates — 0.8%
73	3M Co.	8,067
122	General Electric Co.	7,553
91	Honeywell International, Inc.	15,194
		30,814

	Insurance — 2.1%
80	Aflac, Inc.	4,496
34	Allstate (The) Corp.	4,234
98	American International Group, Inc.	4,653
26	Aon PLC, Class A	6,965
43	Arch Capital Group Ltd. (a)	1,958
27	Arthur J. Gallagher & Co.	4,623
34	Brown & Brown, Inc.	2,056
53	Chubb Ltd.	9,640
20	Cincinnati Financial Corp.	1,791
38	Hartford Financial Services Group (The), Inc.	2,354
24	Loews Corp.	1,196
1	Markel Corp. (a)	1,084
65	Marsh & McLennan Cos., Inc.	9,704
92	MetLife, Inc.	5,592
27	Principal Financial Group, Inc.	1,948
79	Progressive (The) Corp.	9,180
47	Prudential Financial, Inc.	4,032
29	Travelers (The) Cos., Inc.	4,443
29	W.R. Berkley Corp.	1,873
		81,822

	Interactive Media & Services — 3.3%
815	Alphabet, Inc., Class A (a)	77,955
35	Match Group, Inc. (a)	1,671
311	Meta Platforms, Inc., Class A (a)	42,197
164	Snap, Inc., Class A (a)	1,610
94	Twitter, Inc. (a)	4,121
40	ZoomInfo Technologies, Inc. (a)	1,666
		129,220

	Internet & Direct Marketing Retail — 3.7%
1,246	Amazon.com, Inc. (a)	140,798
32	DoorDash, Inc., Class A (a)	1,582
75	eBay, Inc.	2,761
17	Etsy, Inc. (a)	1,702
		146,843

	IT Services — 4.9%
85	Accenture PLC, Class A	21,871
20	Akamai Technologies, Inc. (a)	1,606
56	Automatic Data Processing, Inc.	12,667
72	Block, Inc. (a)	3,959

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	IT Services (Continued)
15	Broadridge Financial Solutions, Inc.	$2,165
28	Cloudflare, Inc., Class A (a)	1,549
71	Cognizant Technology Solutions Corp., Class A	4,078
7	EPAM Systems, Inc. (a)	2,535
78	Fidelity National Information Services, Inc.	5,894
81	Fiserv, Inc. (a)	7,579
10	FleetCor Technologies, Inc. (a)	1,762
11	Gartner, Inc. (a)	3,044
35	Global Payments, Inc.	3,782
116	International Business Machines Corp.	13,782
8	Jack Henry & Associates, Inc.	1,458
115	Mastercard, Inc., Class A	32,699
8	MongoDB, Inc. (a)	1,589
19	Okta, Inc. (a)	1,081
41	Paychex, Inc.	4,601
158	PayPal Holdings, Inc. (a)	13,599
40	Snowflake, Inc., Class A (a)	6,798
31	SS&C Technologies Holdings, Inc.	1,480
23	Twilio, Inc., Class A (a)	1,590
12	VeriSign, Inc. (a)	2,084
223	Visa, Inc., Class A	39,616
		192,868

	Life Sciences Tools & Services — 1.9%
36	Agilent Technologies, Inc.	4,376
86	Avantor, Inc. (a)	1,686
3	Bio-Rad Laboratories, Inc., Class A (a)	1,251
4	Bio-Techne Corp.	1,136
7	Charles River Laboratories International, Inc. (a)	1,378
93	Danaher Corp.	24,021
17	Illumina, Inc. (a)	3,243
24	IQVIA Holdings, Inc. (a)	4,347
3	Mettler-Toledo International, Inc. (a)	3,252
15	PerkinElmer, Inc.	1,805
53	Thermo Fisher Scientific, Inc.	26,881
8	Waters Corp. (a)	2,156
8	West Pharmaceutical Services, Inc.	1,969
		77,501

	Machinery — 1.6%
68	Caterpillar, Inc.	11,158
18	Cummins, Inc.	3,663
39	Deere & Co.	13,022
18	Dover Corp.	2,099
43	Fortive Corp.	2,507
11	IDEX Corp.	2,198
36	Illinois Tool Works, Inc.	6,503
40	Ingersoll Rand, Inc.	1,730
8	Nordson Corp.	1,698
57	Otis Worldwide Corp.	3,637

Shares	Description	Value
	Common Stocks (Continued)
	Machinery (Continued)
47	PACCAR, Inc.	$3,933
17	Parker-Hannifin Corp.	4,119
20	Stanley Black & Decker, Inc.	1,504
25	Westinghouse Air Brake Technologies Corp.	2,034
22	Xylem, Inc.	1,922
		61,727

	Media — 0.7%
13	Charter Communications, Inc., Class A (a)	3,944
598	Comcast Corp., Class A	17,539
37	Fox Corp., Class A	1,135
16	Liberty Broadband Corp., Class C (a)	1,181
26	Omnicom Group, Inc.	1,640
67	Paramount Global, Class B	1,276
		26,715

	Metals & Mining — 0.3%
178	Freeport-McMoRan, Inc.	4,865
101	Newmont Corp.	4,245
30	Nucor Corp.	3,209
22	Steel Dynamics, Inc.	1,561
		13,880

	Multiline Retail — 0.5%
26	Dollar General Corp.	6,236
31	Dollar Tree, Inc. (a)	4,219
59	Target Corp.	8,755
		19,210

	Multi-Utilities — 0.8%
31	Ameren Corp.	2,497
73	CenterPoint Energy, Inc.	2,057
37	CMS Energy Corp.	2,155
44	Consolidated Edison, Inc.	3,774
113	Dominion Energy, Inc.	7,809
23	DTE Energy Co.	2,646
59	Public Service Enterprise Group, Inc.	3,318
34	Sempra Energy	5,098
40	WEC Energy Group, Inc.	3,577
		32,931

	Oil, Gas & Consumable Fuels — 4.6%
42	APA Corp.	1,436
35	Cheniere Energy, Inc.	5,807
244	Chevron Corp.	35,055
173	ConocoPhillips	17,705
13	Continental Resources, Inc.	869
88	Coterra Energy, Inc.	2,299
83	Devon Energy Corp.	4,991
23	Diamondback Energy, Inc.	2,771
68	EOG Resources, Inc.	7,598
40	EQT Corp.	1,630

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
567	Exxon Mobil Corp.	$49,505
31	Hess Corp.	3,379
275	Kinder Morgan, Inc.	4,576
86	Marathon Oil Corp.	1,942
64	Marathon Petroleum Corp.	6,357
103	Occidental Petroleum Corp.	6,329
56	ONEOK, Inc.	2,869
33	Ovintiv, Inc.	1,518
62	Phillips 66	5,005
29	Pioneer Natural Resources Co.	6,279
29	Targa Resources Corp.	1,750
2	Texas Pacific Land Corp.	3,554
50	Valero Energy Corp.	5,342
156	Williams (The) Cos., Inc.	4,466
		183,032

	Personal Products — 0.2%
32	Estee Lauder (The) Cos., Inc., Class A	6,909

	Pharmaceuticals — 4.6%
276	Bristol-Myers Squibb Co.	19,621
22	Catalent, Inc. (a)	1,592
109	Eli Lilly & Co.	35,245
358	Johnson & Johnson	58,483
327	Merck & Co., Inc.	28,161
724	Pfizer, Inc.	31,682
64	Zoetis, Inc.	9,491
		184,275

	Professional Services — 0.4%
16	Booz Allen Hamilton Holding Corp.	1,478
51	CoStar Group, Inc. (a)	3,552
16	Equifax, Inc.	2,743
17	Jacobs Solutions, Inc.	1,844
16	Leidos Holdings, Inc.	1,399
23	TransUnion	1,368
20	Verisk Analytics, Inc.	3,411
		15,795

	Real Estate Management & Development — 0.1%
40	CBRE Group, Inc., Class A (a)	2,700

	Road & Rail — 1.1%
277	CSX Corp.	7,379
10	J.B. Hunt Transport Services, Inc.	1,564
31	Norfolk Southern Corp.	6,499
11	Old Dominion Freight Line, Inc.	2,736
269	Uber Technologies, Inc. (a)	7,129
86	Union Pacific Corp.	16,755
		42,062

	Semiconductors & Semiconductor Equipment — 4.7%
220	Advanced Micro Devices, Inc. (a)	13,939
71	Analog Devices, Inc.	9,893

Shares	Description	Value
	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
111	Applied Materials, Inc.	$9,094
41	Broadcom, Inc.	18,205
17	Enphase Energy, Inc. (a)	4,717
20	Entegris, Inc.	1,661
525	Intel Corp.	13,529
17	KLA Corp.	5,145
17	Lam Research Corp.	6,222
100	Marvell Technology, Inc.	4,291
70	Microchip Technology, Inc.	4,272
142	Micron Technology, Inc.	7,114
6	Monolithic Power Systems, Inc.	2,181
318	NVIDIA Corp.	38,602
31	NXP Semiconductors N.V.	4,573
49	ON Semiconductor Corp. (a)	3,054
153	QUALCOMM, Inc.	17,286
20	Skyworks Solutions, Inc.	1,705
19	Teradyne, Inc.	1,428
117	Texas Instruments, Inc.	18,109
		185,020

	Software — 9.6%
64	Adobe, Inc. (a)	17,613
10	ANSYS, Inc. (a)	2,217
4	Aspen Technology, Inc. (a)	953
29	Autodesk, Inc. (a)	5,417
10	Bill.com Holdings, Inc. (a)	1,324
34	Cadence Design Systems, Inc. (a)	5,557
29	Crowdstrike Holdings, Inc., Class A (a)	4,779
34	Datadog, Inc., Class A (a)	3,019
27	DocuSign, Inc. (a)	1,444
80	Fortinet, Inc. (a)	3,930
6	HubSpot, Inc. (a)	1,621
36	Intuit, Inc.	13,944
1,014	Microsoft Corp.	236,161
72	NortonLifeLock, Inc.	1,450
206	Oracle Corp.	12,580
248	Palantir Technologies, Inc., Class A (a)	2,016
40	Palo Alto Networks, Inc. (a)	6,552
8	Paycom Software, Inc. (a)	2,640
14	PTC, Inc. (a)	1,464
13	Roper Technologies, Inc.	4,675
137	Salesforce, Inc. (a)	19,706
25	ServiceNow, Inc. (a)	9,440
20	Splunk, Inc. (a)	1,504
18	Synopsys, Inc. (a)	5,499
51	Trade Desk (The), Inc., Class A (a)	3,047
5	Tyler Technologies, Inc. (a)	1,738
28	Workday, Inc., Class A (a)	4,262
30	Zoom Video Communications, Inc., Class A (a)	2,208
12	Zscaler, Inc. (a)	1,972
		378,732

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Specialty Retail — 2.2%
2	AutoZone, Inc. (a)	$4,284
25	Best Buy Co., Inc.	1,583
20	CarMax, Inc. (a)	1,320
140	Home Depot (The), Inc.	38,632
85	Lowe’s Cos., Inc.	15,964
8	O’Reilly Automotive, Inc. (a)	5,627
40	Ross Stores, Inc.	3,371
157	TJX (The) Cos., Inc.	9,753
14	Tractor Supply Co.	2,602
7	Ulta Beauty, Inc. (a)	2,808
		85,944

	Technology Hardware, Storage & Peripherals — 7.4%
2,054	Apple, Inc.	283,863
167	Hewlett Packard Enterprise Co.	2,001
119	HP, Inc.	2,965
23	NetApp, Inc.	1,423
26	Seagate Technology Holdings PLC	1,384
40	Western Digital Corp. (a)	1,302
		292,938

	Textiles, Apparel & Luxury Goods — 0.4%
172	NIKE, Inc., Class B	14,297
38	VF Corp.	1,136
		15,433

	Tobacco — 0.6%
230	Altria Group, Inc.	9,287
187	Philip Morris International, Inc.	15,523
		24,810

Shares	Description	Value
	Common Stocks (Continued)
	Trading Companies & Distributors — 0.2%
74	Fastenal Co.	$3,407
9	United Rentals, Inc. (a)	2,431
6	W.W. Grainger, Inc.	2,935
		8,773

	Water Utilities — 0.1%
23	American Water Works Co., Inc.	2,994
30	Essential Utilities, Inc.	1,241
		4,235

	Wireless Telecommunication Services — 0.3%
87	T-Mobile US, Inc. (a)	11,673

	Total Investments — 99.8%	3,952,118
	(Cost $4,281,268)
	Net Other Assets and Liabilities — 0.2%	6,829
	Net Assets — 100.0%	$3,958,947

(a)	Non-income producing security.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$3,952,118	$3,952,118	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Dow 30 Equal Weight ETF (EDOW)

Portfolio of Investments
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Aerospace & Defense — 2.9%
27,546	Boeing (The) Co. (a)	$3,335,270

	Banks — 3.3%
36,410	JPMorgan Chase & Co.	3,804,845

	Beverages — 3.4%
69,625	Coca-Cola (The) Co.	3,900,392

	Biotechnology — 3.4%
17,518	Amgen, Inc.	3,948,557

	Capital Markets — 3.2%
12,758	Goldman Sachs Group (The), Inc.	3,738,732

	Chemicals — 3.3%
85,904	Dow, Inc.	3,773,763

	Communications Equipment — 3.3%
94,800	Cisco Systems, Inc.	3,792,000

	Consumer Finance — 3.2%
27,386	American Express Co.	3,694,645

	Diversified Telecommunication Services — 3.4%
102,723	Verizon Communications, Inc.	3,900,392

	Entertainment — 3.1%
37,672	Walt Disney (The) Co. (a)	3,553,600

	Food & Staples Retailing — 6.8%
119,730	Walgreens Boots Alliance, Inc.	3,759,522
31,709	Walmart, Inc.	4,112,657
		7,872,179

	Health Care Providers & Services — 3.6%
8,275	UnitedHealth Group, Inc.	4,179,206

	Hotels, Restaurants & Leisure — 3.3%
16,719	McDonald’s Corp.	3,857,742

	Household Products — 3.4%
31,002	Procter & Gamble (The) Co.	3,914,003

	Industrial Conglomerates — 6.7%
35,248	3M Co.	3,894,904
22,636	Honeywell International, Inc.	3,779,533
		7,674,437

	Insurance — 3.5%
26,433	Travelers (The) Cos., Inc.	4,049,536

	IT Services — 6.7%
33,586	International Business Machines Corp.	3,990,353
21,145	Visa, Inc., Class A	3,756,409
		7,746,762

	Machinery — 3.3%
22,898	Caterpillar, Inc.	3,757,104

Shares	Description	Value
	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels — 3.4%
27,124	Chevron Corp.	$3,896,905

	Pharmaceuticals — 7.4%
26,184	Johnson & Johnson	4,277,418
49,679	Merck & Co., Inc.	4,278,356
		8,555,774

	Semiconductors & Semiconductor Equipment — 3.1%
137,921	Intel Corp.	3,554,224

	Software — 6.6%
16,407	Microsoft Corp.	3,821,190
26,687	Salesforce, Inc. (a)	3,838,658
		7,659,848

	Specialty Retail — 3.5%
14,474	Home Depot (The), Inc.	3,993,956

	Technology Hardware, Storage & Peripherals — 3.3%
27,572	Apple, Inc.	3,810,450

	Textiles, Apparel & Luxury Goods — 2.8%
39,101	NIKE, Inc., Class B	3,250,075

	Total Investments — 99.9%	115,214,397
	(Cost $138,157,746)
	Net Other Assets and Liabilities — 0.1%	98,031
	Net Assets — 100.0%	$115,312,428

(a)	Non-income producing security.

First Trust Dow 30 Equal Weight ETF (EDOW)

Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$115,214,397	$115,214,397	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Lunt U.S. Factor Rotation ETF (FCTR)

Portfolio of Investments
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Aerospace & Defense — 0.6%
13,962	Boeing (The) Co. (a)	$1,690,519

	Airlines — 2.2%
80,131	Delta Air Lines, Inc. (a)	2,248,476
25,757	Southwest Airlines Co. (a)	794,346
112,911	United Airlines Holdings, Inc. (a)	3,672,994
		6,715,816

	Auto Components — 0.6%
23,645	Aptiv PLC (a)	1,849,275

	Automobiles — 0.5%
48,888	General Motors Co.	1,568,816

	Banks — 1.7%
4,716	Bank of America Corp.	142,423
35,390	Citigroup, Inc.	1,474,702
29,192	Citizens Financial Group, Inc.	1,003,037
9,000	Signature Bank	1,359,000
3,250	SVB Financial Group (a)	1,091,285
		5,070,447

	Biotechnology — 4.0%
16,125	Alnylam Pharmaceuticals, Inc. (a)	3,227,580
32,636	BioMarin Pharmaceutical, Inc. (a)	2,766,554
30,637	Horizon Therapeutics PLC (a)	1,896,124
32,032	Seagen, Inc. (a)	4,382,938
		12,273,196

	Capital Markets — 3.1%
38,594	Bank of New York Mellon (The) Corp.	1,486,641
13,951	Blackstone, Inc.	1,167,699
58,951	Franklin Resources, Inc.	1,268,625
6,090	Intercontinental Exchange, Inc.	550,231
26,712	KKR & Co., Inc.	1,148,616
17,783	LPL Financial Holdings, Inc.	3,885,230
		9,507,042

	Chemicals — 5.8%
12,326	Albemarle Corp.	3,259,488
55,614	CF Industries Holdings, Inc.	5,352,848
25,625	Dow, Inc.	1,125,706
17,551	LyondellBasell Industries N.V., Class A	1,321,239
140,767	Mosaic (The) Co.	6,803,269
		17,862,550

	Commercial Services & Supplies — 0.2%
1,317	Cintas Corp.	511,246

	Construction & Engineering — 0.7%
16,768	Quanta Services, Inc.	2,136,075

	Consumer Finance — 1.2%
43,782	Ally Financial, Inc.	1,218,453

Shares	Description	Value
	Common Stocks (Continued)
	Consumer Finance (Continued)
15,268	Capital One Financial Corp.	$1,407,252
40,622	Synchrony Financial	1,145,134
		3,770,839

	Containers & Packaging — 0.5%
8,805	Crown Holdings, Inc.	713,469
28,621	International Paper Co.	907,286
		1,620,755

	Diversified Financial Services — 0.4%
4,564	Berkshire Hathaway, Inc., Class B (a)	1,218,679

	Diversified Telecommunication Services — 0.5%
107,667	AT&T, Inc.	1,651,612

	Electric Utilities — 0.4%
26,649	Exelon Corp.	998,272
4,625	NextEra Energy, Inc.	362,646
		1,360,918

	Electronic Equipment, Instruments & Components — 0.0%
2,002	Amphenol Corp., Class A	134,054

	Energy Equipment & Services — 0.9%
70,366	Baker Hughes Co.	1,474,871
38,832	Schlumberger N.V.	1,394,069
		2,868,940

	Entertainment — 0.9%
37,893	Live Nation Entertainment, Inc. (a)	2,881,384

	Equity Real Estate Investment Trusts — 1.3%
5,250	Extra Space Storage, Inc.	906,728
33,509	Healthpeak Properties, Inc.	768,026
4,422	Mid-America Apartment Communities, Inc.	685,720
43,025	Ventas, Inc.	1,728,314
		4,088,788

	Food & Staples Retailing — 1.4%
3,522	Costco Wholesale Corp.	1,663,335
22,271	Kroger (The) Co.	974,356
51,804	Walgreens Boots Alliance, Inc.	1,626,646
		4,264,337

	Food Products — 2.0%
18,935	Archer-Daniels-Midland Co.	1,523,321
21,003	Bunge Ltd.	1,734,217
39,580	Kraft Heinz (The) Co.	1,319,993
21,687	Tyson Foods, Inc., Class A	1,429,824
		6,007,355

First Trust Lunt U.S. Factor Rotation ETF (FCTR)

Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Health Care Equipment & Supplies — 1.3%
4,155	Align Technology, Inc. (a)	$860,542
9,661	Dexcom, Inc. (a)	778,097
2,121	Edwards Lifesciences Corp. (a)	175,258
8,067	Insulet Corp. (a)	1,850,570
2,379	STERIS PLC	395,580
		4,060,047

	Health Care Providers & Services — 3.4%
21,010	Cardinal Health, Inc.	1,400,947
18,158	Centene Corp. (a)	1,412,874
7,762	Cigna Corp.	2,153,722
14,947	CVS Health Corp.	1,425,495
18,590	Quest Diagnostics, Inc.	2,280,807
3,111	UnitedHealth Group, Inc.	1,571,180
		10,245,025

	Health Care Technology — 0.5%
8,905	Veeva Systems, Inc., Class A (a)	1,468,256

	Hotels, Restaurants & Leisure — 4.8%
12,383	Airbnb, Inc., Class A (a)	1,300,710
723	Booking Holdings, Inc. (a)	1,188,041
26,453	Caesars Entertainment, Inc. (a)	853,374
244,730	Carnival Corp. (a)	1,720,452
14,806	Expedia Group, Inc. (a)	1,387,174
124,873	Las Vegas Sands Corp. (a)	4,685,235
38,920	MGM Resorts International	1,156,703
58,866	Royal Caribbean Cruises Ltd. (a)	2,231,021
		14,522,710

	Household Durables — 1.1%
22,098	D.R. Horton, Inc.	1,488,300
25,839	Lennar Corp., Class A	1,926,298
		3,414,598

	Independent Power and Renewable Electricity Producers — 0.3%
46,670	AES (The) Corp.	1,054,742

	Industrial Conglomerates — 0.2%
12,019	General Electric Co.	744,096

	Insurance — 8.5%
24,835	Aflac, Inc.	1,395,727
16,065	Allstate (The) Corp.	2,000,574
48,043	American International Group, Inc.	2,281,082
4,543	Aon PLC, Class A	1,216,933
32,076	Arch Capital Group Ltd. (a)	1,460,741
22,171	Brown & Brown, Inc.	1,340,902
6,209	Chubb Ltd.	1,129,293
13,430	Cincinnati Financial Corp.	1,202,925
24,937	Hartford Financial Services Group (The), Inc.	1,544,598
31,747	Loews Corp.	1,582,271

Shares	Description	Value
	Common Stocks (Continued)
	Insurance (Continued)
1,364	Markel Corp. (a)	$1,478,876
36,455	MetLife, Inc.	2,215,735
23,318	Principal Financial Group, Inc.	1,682,394
27,445	Prudential Financial, Inc.	2,354,232
8,887	Travelers (The) Cos., Inc.	1,361,488
28,147	W.R. Berkley Corp.	1,817,733
		26,065,504

	Interactive Media & Services — 1.5%
6,549	Alphabet, Inc., Class A (a)	626,412
19,263	Match Group, Inc. (a)	919,808
30,534	Snap, Inc., Class A (a)	299,844
29,141	Twitter, Inc. (a)	1,277,542
38,052	ZoomInfo Technologies, Inc. (a)	1,585,246
		4,708,852

	Internet & Direct Marketing Retail — 1.7%
49,798	DoorDash, Inc., Class A (a)	2,462,511
19,767	eBay, Inc.	727,624
19,017	Etsy, Inc. (a)	1,904,172
		5,094,307

	IT Services — 7.5%
24,281	Block, Inc. (a)	1,335,212
63,469	Cloudflare, Inc., Class A (a)	3,510,470
14,980	EPAM Systems, Inc. (a)	5,425,606
13,526	MongoDB, Inc. (a)	2,685,723
46,766	Okta, Inc. (a)	2,659,583
31,897	Snowflake, Inc., Class A (a)	5,421,214
27,943	Twilio, Inc., Class A (a)	1,931,979
		22,969,787

	Life Sciences Tools & Services — 1.0%
2,834	Bio-Rad Laboratories, Inc., Class A (a)	1,182,175
972	Danaher Corp.	251,058
3,298	Illumina, Inc. (a)	629,225
4,175	PerkinElmer, Inc.	502,378
752	Thermo Fisher Scientific, Inc.	381,407
		2,946,243

	Machinery — 0.4%
3,681	Deere & Co.	1,229,049

	Media — 0.5%
75,140	Paramount Global, Class B	1,430,666

	Metals & Mining — 1.4%
53,936	Freeport-McMoRan, Inc.	1,474,071
25,488	Nucor Corp.	2,726,961
		4,201,032

First Trust Lunt U.S. Factor Rotation ETF (FCTR)

Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Multi-Utilities — 0.3%
16,749	Public Service Enterprise Group, Inc.	$941,796

	Oil, Gas & Consumable Fuels — 16.0%
35,049	Cheniere Energy, Inc.	5,814,980
37,910	ConocoPhillips	3,879,710
99,802	Devon Energy Corp.	6,001,094
24,917	Diamondback Energy, Inc.	3,001,502
25,151	EOG Resources, Inc.	2,810,121
15,685	Exxon Mobil Corp.	1,369,457
220,650	Marathon Oil Corp.	4,982,277
47,612	Marathon Petroleum Corp.	4,729,300
147,256	Occidental Petroleum Corp.	9,048,881
23,037	ONEOK, Inc.	1,180,416
19,895	Phillips 66	1,605,924
12,033	Pioneer Natural Resources Co.	2,605,506
17,193	Valero Energy Corp.	1,837,072
		48,866,240

	Pharmaceuticals — 1.5%
6,395	Eli Lilly & Co.	2,067,823
282,131	Viatris, Inc.	2,403,756
		4,471,579

	Professional Services — 0.9%
25,440	CoStar Group, Inc. (a)	1,771,896
8,161	Jacobs Solutions, Inc.	885,387
		2,657,283

	Road & Rail — 1.0%
2,503	Old Dominion Freight Line, Inc.	622,671
93,388	Uber Technologies, Inc. (a)	2,474,782
		3,097,453

	Semiconductors & Semiconductor Equipment — 3.1%
35,786	Marvell Technology, Inc.	1,535,577
23,691	Micron Technology, Inc.	1,186,919
6,755	Monolithic Power Systems, Inc.	2,454,767
7,621	NVIDIA Corp.	925,113
38,099	ON Semiconductor Corp. (a)	2,374,711
10,128	QUALCOMM, Inc.	1,144,262
		9,621,349

	Software — 9.9%
19,138	Bill.com Holdings, Inc. (a)	2,533,297
15,600	Crowdstrike Holdings, Inc., Class A (a)	2,571,036
17,073	Datadog, Inc., Class A (a)	1,515,741
27,958	DocuSign, Inc. (a)	1,494,914
59,346	Fortinet, Inc. (a)	2,915,669
7,582	HubSpot, Inc. (a)	2,048,050
1,996	Microsoft Corp.	464,868
197,134	Palantir Technologies, Inc., Class A (a)	1,602,699

Shares	Description	Value
	Common Stocks (Continued)
	Software (Continued)
29,366	Palo Alto Networks, Inc. (a)	$4,809,857
21,536	RingCentral, Inc., Class A (a)	860,579
3,149	ServiceNow, Inc. (a)	1,189,094
31,648	Splunk, Inc. (a)	2,379,930
2,384	Synopsys, Inc. (a)	728,336
16,539	Trade Desk (The), Inc., Class A (a)	988,205
72,485	Unity Software, Inc. (a)	2,309,372
10,589	Zscaler, Inc. (a)	1,740,514
		30,152,161

	Specialty Retail — 1.6%
14,078	Best Buy Co., Inc.	891,700
9,946	Burlington Stores, Inc. (a)	1,112,858
29,733	Carvana Co. (a)	603,580
1,700	O’Reilly Automotive, Inc. (a)	1,195,695
5,184	Tractor Supply Co.	963,602
		4,767,435

	Technology Hardware, Storage & Peripherals — 1.7%
8,345	Apple, Inc.	1,153,279
27,686	Dell Technologies, Inc., Class C	946,030
146,417	Hewlett Packard Enterprise Co.	1,754,076
37,603	Western Digital Corp. (a)	1,223,978
		5,077,363

	Trading Companies & Distributors — 0.5%
1,644	United Rentals, Inc. (a)	444,077
1,984	W.W. Grainger, Inc.	970,553
		1,414,630

	Wireless Telecommunication Services — 0.4%
9,000	T-Mobile US, Inc. (a)	1,207,530
	Total Common Stocks — 99.9%	305,482,376
	(Cost $342,976,964)

	Money Market Funds — 0.1%
390,817	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.77% (b)	390,817
	(Cost $390,817)

	Total Investments — 100.0%	305,873,193
	(Cost $343,367,781)
	Net Other Assets and Liabilities — 0.0%	74,051
	Net Assets — 100.0%	$305,947,244

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2022.

First Trust Lunt U.S. Factor Rotation ETF (FCTR)

Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$305,482,376	$305,482,376	$—	$—
Money Market Funds	390,817	390,817	—	—
Total Investments	$305,873,193	$305,873,193	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund

September 30, 2022 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

Nasdaq®, The Dividend Strength IndexTM and Nasdaq Dorsey Wright People’s Portfolio IndexTM are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Dow Jones Industrial Average® Equal Weight Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.

Lunt Capital Management, Inc. (“Lunt”) and the Lunt Capital Large Cap Factor Rotation Index, (“Lunt Index”) are trademarks of Lunt and have been licensed for use for certain purposes by First Trust. The First Trust Lunt U.S. Factor Rotation ETF is based on the Lunt Index and is not sponsored, endorsed, sold or promoted by Lunt, and Lunt makes no representation regarding the advisability of trading in such fund. Lunt has contracted with Nasdaq, Inc. to calculate and maintain the Lunt Index. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly, or the ability of the Lunt Index to track general stock performance.

FT Cboe Vest Gold Strategy Quarterly Buffer ETF (BGLD)

Consolidated Portfolio of Investments
September 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 95.7%

$12,427,500	U.S. Treasury Bill (a)	(b)	11/25/22	$12,376,073
	(Cost $12,374,533)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
90,945	Dreyfus Government Cash Management Fund, Institutional Shares - 2.75% (c)	90,945
	(Cost $90,945)
	Total Investments — 96.4%	12,467,018
	(Cost $12,465,478)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS PURCHASED — 4.4%

826	SPDR® Gold Shares	$12,775,742	$151.31	11/30/22	571,951
	(Cost $914,379)

WRITTEN OPTIONS — (0.7)%

CALL OPTIONS WRITTEN — (0.5)%

(826)	SPDR® Gold Shares	(12,775,742)	170.29	11/30/22	(62,377)
(Premiums received $174,539)

PUT OPTIONS WRITTEN — (0.2)%

(826)	SPDR® Gold Shares	(12,775,742)	135.38	11/30/22	(31,423)
	(Premiums received $23,540)
	Total Written Options				(93,800)
	(Premiums received $198,079)
	Net Other Assets and Liabilities — (0.1)%				(8,769)
	Net Assets — 100.0%				$12,936,400

(a)	This security or a portion of this security is segregated as collateral for written options contracts.
(b)	Zero coupon security.
(c)	Rate shown reflects yield as of September 30, 2022.

FT Cboe Vest Gold Strategy Quarterly Buffer ETF (BGLD)

Consolidated Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows:

ASSETS TABLE

	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$12,376,073	$—	$12,376,073	$—
Money Market Funds	90,945	90,945	—	—
Total Investments	12,467,018	90,945	12,376,073	—
Call Options Purchased	571,951	—	571,951	—
Total	$13,038,969	$90,945	$12,948,024	$—

LIABILITIES TABLE

	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(62,377)	$—	$(62,377)	$—
Put Options Written	(31,423)	—	(31,423)	—
Total	$(93,800)	$—	$(93,800)	$—

FT Cboe Vest Gold Strategy Target Income ETF® (IGLD)

Consolidated Portfolio of Investments
September 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 157.5%

$60,506,100	U.S. Treasury Bill (a)	(b)	11/03/22	$60,367,855
	(Cost $60,475,132)

Shares	Description	Value
MONEY MARKET FUNDS — 1.9%
712,922	Dreyfus Government Cash Management Fund, Institutional Shares - 2.75% (c)	712,922
	(Cost $712,922)
	Total Investments — 159.4%	61,080,777
	(Cost $61,188,054)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS PURCHASED — 0.0%

2,460	SPDR® Gold Shares	$38,048,820	$248.33	11/30/22	12,300
	(Cost $287,860)

WRITTEN OPTIONS — (59.6)%

CALL OPTIONS WRITTEN — (0.5)%

(645)	SPDR® Gold Shares	(9,976,215)	154.67	10/31/22	(205,110)
	(Premiums received $204,267)

PUT OPTIONS WRITTEN — (59.1)%

(2,460)	SPDR® Gold Shares	(38,048,820)	248.33	11/30/22	(22,651,680)
	(Premiums received $19,693,187)
	Total Written Options				(22,856,790)
	(Premiums received $19,897,454)
	Net Other Assets and Liabilities — 0.2%				94,513
	Net Assets — 100.0%				$38,330,800

(a)	This security or a portion of this security is segregated as collateral for written options contracts.
(b)	Zero coupon security.
(c)	Rate shown reflects yield as of September 30, 2022.

FT Cboe Vest Gold Strategy Target Income ETF® (IGLD)

Consolidated Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows:

ASSETS TABLE

	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$60,367,855	$—	$60,367,855	$—
Money Market Funds	712,922	712,922	—	—
Total Investments	61,080,777	712,922	60,367,855	—
Call Options Purchased	12,300	—	12,300	—
Total	$61,093,077	$712,922	$60,380,155	$—

LIABILITIES TABLE

	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(205,110)	$—	$(205,110)	$—
Put Options Written	(22,651,680)	—	(22,651,680)	—
Total	$(22,856,790)	$—	$(22,856,790)	$—